Shareholder Report	12 Months Ended	18 Months Ended	33 Months Ended	43 Months Ended	81 Months Ended	92 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund V
Entity Central Index Key	0000823535
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
VIP Target Volatility Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Target Volatility Portfolio
Class Name	VIP Target Volatility Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Target Volatility Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning, which is primarily driven by volatility management, contributed to the fund's performance versus the Composite index for the year, whereas security selection detracted.
•The portfolio's core equity allocation strategy aided the portfolio's relative outcome. Specifically, a roughly equal weight allocation to international developed- and emerging markets stocks added considerable value this period, as returns in these asset classes substantially outperformed U.S. equities in 2025. Reflecting this performance disparity, an approximately equal weight position in U.S. stocks modestly detracted, slightly diminishing the positive impact of our equity allocation approach.
•The fund's fixed-income positioning moderately hurt. While adjustments made to the fund's cash position during the year helped, a slight underweight in investment-grade bonds pressured performance.
•From a security selection standpoint, picks among both developed- and emerging-markets equities weighed on relative performance due to disappointing results from Fidelity® Overseas Fund and, to a lesser extent, Fidelity® Emerging Markets Fund.
•Stock selection in the U.S. boosted the fund's relative result, led by Fidelity® VIP Stock Selector Portfolio, the largest holding this period. Here, investment choices in the communication services and financials sectors helped most. A stake in Fidelity® Stock Selector Small Cap Fund was another plus. Conversely, exposure to Fidelity® Enhanced Large Cap Core ETF modestly detracted.
•Turning to fixed-income, an investment in Fidelity® Total Bond Fund stood out to the upside in terms of security selection.
•As of December 31, the fund maintained a slight overweight in U.S. stocks, along with roughly equal-weight allocations in international developed- and emerging-markets equities. We decreased the portfolio's U.S. and international equity allocations this period and increased exposure to investment-grade bond holdings. As of year-end, our investment-grade bond positioning was close to the fund's target weight, while cash was slightly below.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,506 $12,218 $11,486 $13,627 $14,852 $16,640 $14,035 $15,990 $17,557 $19,471 Fidelity VIP Target Volatility Portfolio Composite Index℠ $10,000 $10,657 $12,190 $11,654 $13,986 $15,883 $17,764 $15,051 $17,343 $19,144 $22,308 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 10.90% 5.56% 6.89% Fidelity VIP Target Volatility Portfolio Composite Index℠ 16.53% 7.03% 8.35% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,510,862	$ 7,510,862	$ 7,510,862	$ 7,510,862	$ 7,510,862	$ 7,510,862
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 202,393
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$7,510,862
Number of Holdings	15
Total Advisory Fee	$202,393
Portfolio Turnover	149%

Holdings [Text Block]	Domestic Equity Funds 40.7 Bond Funds 28.1 International Equity Funds 27.1 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 40.7 Bond Funds - 28.1 International Equity Funds - 27.1 Short-Term Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 36.0 Fidelity Total Bond Fund 24.0 Fidelity Overseas Fund 14.9 Fidelity Emerging Markets Fund 8.6 Fidelity U.S. Bond Index Fund 4.0 Fidelity International Value Fund 2.8 Fidelity Stock Selector Small Cap Fund 1.9 Fidelity Hedged Equity Fund 1.2 VIP Value Strategies Portfolio - Investor Class 0.9 Fidelity Contrafund 0.7 95.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Target Volatility Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Target Volatility Portfolio
Class Name	VIP Target Volatility Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Target Volatility Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning, which is primarily driven by volatility management, contributed to the fund's performance versus the Composite index for the year, whereas security selection detracted.
•The portfolio's core equity allocation strategy aided the portfolio's relative outcome. Specifically, a roughly equal weight allocation to international developed- and emerging markets stocks added considerable value this period, as returns in these asset classes substantially outperformed U.S. equities in 2025. Reflecting this performance disparity, an approximately equal weight position in U.S. stocks modestly detracted, slightly diminishing the positive impact of our equity allocation approach.
•The fund's fixed-income positioning moderately hurt. While adjustments made to the fund's cash position during the year helped, a slight underweight in investment-grade bonds pressured performance.
•From a security selection standpoint, picks among both developed- and emerging-markets equities weighed on relative performance due to disappointing results from Fidelity® Overseas Fund and, to a lesser extent, Fidelity® Emerging Markets Fund.
•Stock selection in the U.S. boosted the fund's relative result, led by Fidelity® VIP Stock Selector Portfolio, the largest holding this period. Here, investment choices in the communication services and financials sectors helped most. A stake in Fidelity® Stock Selector Small Cap Fund was another plus. Conversely, exposure to Fidelity® Enhanced Large Cap Core ETF modestly detracted.
•Turning to fixed-income, an investment in Fidelity® Total Bond Fund stood out to the upside in terms of security selection.
•As of December 31, the fund maintained a slight overweight in U.S. stocks, along with roughly equal-weight allocations in international developed- and emerging-markets equities. We decreased the portfolio's U.S. and international equity allocations this period and increased exposure to investment-grade bond holdings. As of year-end, our investment-grade bond positioning was close to the fund's target weight, while cash was slightly below.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,530 $12,256 $11,544 $13,715 $14,967 $16,787 $14,180 $16,185 $17,794 $19,724 Fidelity VIP Target Volatility Portfolio Composite Index℠ $10,000 $10,657 $12,190 $11,654 $13,986 $15,883 $17,764 $15,051 $17,343 $19,144 $22,308 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 10.85% 5.68% 7.03% Fidelity VIP Target Volatility Portfolio Composite Index℠ 16.53% 7.03% 8.35% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,510,862	$ 7,510,862	$ 7,510,862	$ 7,510,862	$ 7,510,862	$ 7,510,862
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 202,393
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$7,510,862
Number of Holdings	15
Total Advisory Fee	$202,393
Portfolio Turnover	149%

Holdings [Text Block]	Domestic Equity Funds 40.7 Bond Funds 28.1 International Equity Funds 27.1 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 40.7 Bond Funds - 28.1 International Equity Funds - 27.1 Short-Term Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 36.0 Fidelity Total Bond Fund 24.0 Fidelity Overseas Fund 14.9 Fidelity Emerging Markets Fund 8.6 Fidelity U.S. Bond Index Fund 4.0 Fidelity International Value Fund 2.8 Fidelity Stock Selector Small Cap Fund 1.9 Fidelity Hedged Equity Fund 1.2 VIP Value Strategies Portfolio - Investor Class 0.9 Fidelity Contrafund 0.7 95.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Strategic Income Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Strategic Income Portfolio
Class Name	VIP Strategic Income Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world largely achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection in the fund's high-yield bond subportfolio meaningfully contributed to the fund's result, especially its out-of-benchmark equity holdings. Picks in the telecommunications and technology & electronics groups contributed the most.
•In addition, the fund's out-of-benchmark allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, outperformed in a generally falling interest-rate environment.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Venezuela being notable standouts.
•Changes to the portfolio this period included adding to high-yield bonds and floating-rate loans, while reducing the fund's allocation to U.S. Treasurys.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,802 $11,617 $11,289 $12,492 $13,397 $13,859 $12,262 $13,388 $14,162 $15,376 Fidelity Strategic Income Composite Index℠ $10,000 $10,929 $11,663 $11,495 $12,706 $13,548 $13,718 $12,115 $13,265 $13,959 $15,015 Bloomberg U.S. Universal Bond Index $10,000 $10,391 $10,816 $10,789 $11,791 $12,684 $12,544 $10,914 $11,588 $11,824 $12,721 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 8.58% 2.79% 4.40% Fidelity Strategic Income Composite Index℠ 7.57% 2.08% 4.15% Bloomberg U.S. Universal Bond Index 7.58% 0.06% 2.44% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,643,005,406	$ 1,643,005,406	$ 1,643,005,406	$ 1,643,005,406	$ 1,643,005,406	$ 1,643,005,406
Holdings Count | shares	1,485	1,485	1,485	1,485	1,485	1,485
Advisory Fees Paid, Amount	$ 9,967,085
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,643,005,406
Number of Holdings	1,485
Total Advisory Fee	$9,967,085
Portfolio Turnover	76%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 19.5 AAA 0.7 AA 2.5 A 0.8 BBB 6.7 BB 12.9 B 16.4 CCC,CC,C 6.5 D 0.0 Not Rated 11.7 Equities 9.3 Short-Term Investments and Net Other Assets (Liabilities) 13.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 19.5 AAA - 0.7 AA - 2.5 A - 0.8 BBB - 6.7 BB - 12.9 B - 16.4 CCC,CC,C - 6.5 D - 0.0 Not Rated - 11.7 Equities - 9.3 Short-Term Investments and Net Other Assets (Liabilities) - 13.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 43.3 U.S. Government & Investment Grade-Debt 25.7 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.3 Floating-Rate debt 6.4 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 43.3 U.S. Government & Investment Grade-Debt - 25.7 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.3 Floating-Rate debt - 6.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 75.0 Germany 5.4 Canada 1.4 Mexico 1.4 United Kingdom 1.4 Brazil 1.1 Saudi Arabia 1.0 United Arab Emirates 0.8 Colombia 0.7 Others 11.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 75.0 Germany - 5.4 Canada - 1.4 Mexico - 1.4 United Kingdom - 1.4 Brazil - 1.1 Saudi Arabia - 1.0 United Arab Emirates - 0.8 Colombia - 0.7 Others - 11.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.4 German Federal Republic 5.4 US Treasury Bonds 4.8 Freddie Mac Multifamily Structured pass-thru certificates 2.7 iShares Broad USD High Yield Corporate Bond ETF 1.2 EchoStar Corp 1.1 TransDigm Inc 0.8 NVIDIA Corp 0.8 Energy Transfer LP 0.8 X Corp 0.7 32.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Strategic Income Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Strategic Income Portfolio
Class Name	VIP Strategic Income Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world largely achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection in the fund's high-yield bond subportfolio meaningfully contributed to the fund's result, especially its out-of-benchmark equity holdings. Picks in the telecommunications and technology & electronics groups contributed the most.
•In addition, the fund's out-of-benchmark allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, outperformed in a generally falling interest-rate environment.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Venezuela being notable standouts.
•Changes to the portfolio this period included adding to high-yield bonds and floating-rate loans, while reducing the fund's allocation to U.S. Treasurys.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,814 $11,648 $11,336 $12,562 $13,512 $13,994 $12,402 $13,570 $14,365 $15,628 Fidelity Strategic Income Composite Index℠ $10,000 $10,929 $11,663 $11,495 $12,706 $13,548 $13,718 $12,115 $13,265 $13,959 $15,015 Bloomberg U.S. Universal Bond Index $10,000 $10,391 $10,816 $10,789 $11,791 $12,684 $12,544 $10,914 $11,588 $11,824 $12,721 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 8.79% 2.95% 4.57% Fidelity Strategic Income Composite Index℠ 7.57% 2.08% 4.15% Bloomberg U.S. Universal Bond Index 7.58% 0.06% 2.44% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,643,005,406	$ 1,643,005,406	$ 1,643,005,406	$ 1,643,005,406	$ 1,643,005,406	$ 1,643,005,406
Holdings Count | shares	1,485	1,485	1,485	1,485	1,485	1,485
Advisory Fees Paid, Amount	$ 9,967,085
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,643,005,406
Number of Holdings	1,485
Total Advisory Fee	$9,967,085
Portfolio Turnover	76%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 19.5 AAA 0.7 AA 2.5 A 0.8 BBB 6.7 BB 12.9 B 16.4 CCC,CC,C 6.5 D 0.0 Not Rated 11.7 Equities 9.3 Short-Term Investments and Net Other Assets (Liabilities) 13.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 19.5 AAA - 0.7 AA - 2.5 A - 0.8 BBB - 6.7 BB - 12.9 B - 16.4 CCC,CC,C - 6.5 D - 0.0 Not Rated - 11.7 Equities - 9.3 Short-Term Investments and Net Other Assets (Liabilities) - 13.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 43.3 U.S. Government & Investment Grade-Debt 25.7 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.3 Floating-Rate debt 6.4 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 43.3 U.S. Government & Investment Grade-Debt - 25.7 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.3 Floating-Rate debt - 6.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 75.0 Germany 5.4 Canada 1.4 Mexico 1.4 United Kingdom 1.4 Brazil 1.1 Saudi Arabia 1.0 United Arab Emirates 0.8 Colombia 0.7 Others 11.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 75.0 Germany - 5.4 Canada - 1.4 Mexico - 1.4 United Kingdom - 1.4 Brazil - 1.1 Saudi Arabia - 1.0 United Arab Emirates - 0.8 Colombia - 0.7 Others - 11.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.4 German Federal Republic 5.4 US Treasury Bonds 4.8 Freddie Mac Multifamily Structured pass-thru certificates 2.7 iShares Broad USD High Yield Corporate Bond ETF 1.2 EchoStar Corp 1.1 TransDigm Inc 0.8 NVIDIA Corp 0.8 Energy Transfer LP 0.8 X Corp 0.7 32.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Strategic Income Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Strategic Income Portfolio
Class Name	VIP Strategic Income Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world largely achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection in the fund's high-yield bond subportfolio meaningfully contributed to the fund's result, especially its out-of-benchmark equity holdings. Picks in the telecommunications and technology & electronics groups contributed the most.
•In addition, the fund's out-of-benchmark allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, outperformed in a generally falling interest-rate environment.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Venezuela being notable standouts.
•Changes to the portfolio this period included adding to high-yield bonds and floating-rate loans, while reducing the fund's allocation to U.S. Treasurys.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $10,817 $11,659 $11,354 $12,590 $13,536 $14,039 $12,449 $13,621 $14,434 $15,708 Fidelity Strategic Income Composite Index℠ $10,000 $10,929 $11,663 $11,495 $12,706 $13,548 $13,718 $12,115 $13,265 $13,959 $15,015 Bloomberg U.S. Universal Bond Index $10,000 $10,391 $10,816 $10,789 $11,791 $12,684 $12,544 $10,914 $11,588 $11,824 $12,721 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 8.82% 3.02% 4.62% Fidelity Strategic Income Composite Index℠ 7.57% 2.08% 4.15% Bloomberg U.S. Universal Bond Index 7.58% 0.06% 2.44% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,643,005,406	$ 1,643,005,406	$ 1,643,005,406	$ 1,643,005,406	$ 1,643,005,406	$ 1,643,005,406
Holdings Count | shares	1,485	1,485	1,485	1,485	1,485	1,485
Advisory Fees Paid, Amount	$ 9,967,085
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,643,005,406
Number of Holdings	1,485
Total Advisory Fee	$9,967,085
Portfolio Turnover	76%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 19.5 AAA 0.7 AA 2.5 A 0.8 BBB 6.7 BB 12.9 B 16.4 CCC,CC,C 6.5 D 0.0 Not Rated 11.7 Equities 9.3 Short-Term Investments and Net Other Assets (Liabilities) 13.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 19.5 AAA - 0.7 AA - 2.5 A - 0.8 BBB - 6.7 BB - 12.9 B - 16.4 CCC,CC,C - 6.5 D - 0.0 Not Rated - 11.7 Equities - 9.3 Short-Term Investments and Net Other Assets (Liabilities) - 13.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 43.3 U.S. Government & Investment Grade-Debt 25.7 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.3 Floating-Rate debt 6.4 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 43.3 U.S. Government & Investment Grade-Debt - 25.7 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.3 Floating-Rate debt - 6.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 75.0 Germany 5.4 Canada 1.4 Mexico 1.4 United Kingdom 1.4 Brazil 1.1 Saudi Arabia 1.0 United Arab Emirates 0.8 Colombia 0.7 Others 11.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 75.0 Germany - 5.4 Canada - 1.4 Mexico - 1.4 United Kingdom - 1.4 Brazil - 1.1 Saudi Arabia - 1.0 United Arab Emirates - 0.8 Colombia - 0.7 Others - 11.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.4 German Federal Republic 5.4 US Treasury Bonds 4.8 Freddie Mac Multifamily Structured pass-thru certificates 2.7 iShares Broad USD High Yield Corporate Bond ETF 1.2 EchoStar Corp 1.1 TransDigm Inc 0.8 NVIDIA Corp 0.8 Energy Transfer LP 0.8 X Corp 0.7 32.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Strategic Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Strategic Income Portfolio
Class Name	VIP Strategic Income Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world largely achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection in the fund's high-yield bond subportfolio meaningfully contributed to the fund's result, especially its out-of-benchmark equity holdings. Picks in the telecommunications and technology & electronics groups contributed the most.
•In addition, the fund's out-of-benchmark allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, outperformed in a generally falling interest-rate environment.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Venezuela being notable standouts.
•Changes to the portfolio this period included adding to high-yield bonds and floating-rate loans, while reducing the fund's allocation to U.S. Treasurys.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,827 $11,670 $11,370 $12,609 $13,556 $14,063 $12,480 $13,654 $14,484 $15,766 Fidelity Strategic Income Composite Index℠ $10,000 $10,929 $11,663 $11,495 $12,706 $13,548 $13,718 $12,115 $13,265 $13,959 $15,015 Bloomberg U.S. Universal Bond Index $10,000 $10,391 $10,816 $10,789 $11,791 $12,684 $12,544 $10,914 $11,588 $11,824 $12,721 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 8.85% 3.07% 4.66% Fidelity Strategic Income Composite Index℠ 7.57% 2.08% 4.15% Bloomberg U.S. Universal Bond Index 7.58% 0.06% 2.44% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,643,005,406	$ 1,643,005,406	$ 1,643,005,406	$ 1,643,005,406	$ 1,643,005,406	$ 1,643,005,406
Holdings Count | shares	1,485	1,485	1,485	1,485	1,485	1,485
Advisory Fees Paid, Amount	$ 9,967,085
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,643,005,406
Number of Holdings	1,485
Total Advisory Fee	$9,967,085
Portfolio Turnover	76%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 19.5 AAA 0.7 AA 2.5 A 0.8 BBB 6.7 BB 12.9 B 16.4 CCC,CC,C 6.5 D 0.0 Not Rated 11.7 Equities 9.3 Short-Term Investments and Net Other Assets (Liabilities) 13.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 19.5 AAA - 0.7 AA - 2.5 A - 0.8 BBB - 6.7 BB - 12.9 B - 16.4 CCC,CC,C - 6.5 D - 0.0 Not Rated - 11.7 Equities - 9.3 Short-Term Investments and Net Other Assets (Liabilities) - 13.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 43.3 U.S. Government & Investment Grade-Debt 25.7 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.3 Floating-Rate debt 6.4 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 43.3 U.S. Government & Investment Grade-Debt - 25.7 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.3 Floating-Rate debt - 6.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 75.0 Germany 5.4 Canada 1.4 Mexico 1.4 United Kingdom 1.4 Brazil 1.1 Saudi Arabia 1.0 United Arab Emirates 0.8 Colombia 0.7 Others 11.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 75.0 Germany - 5.4 Canada - 1.4 Mexico - 1.4 United Kingdom - 1.4 Brazil - 1.1 Saudi Arabia - 1.0 United Arab Emirates - 0.8 Colombia - 0.7 Others - 11.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.4 German Federal Republic 5.4 US Treasury Bonds 4.8 Freddie Mac Multifamily Structured pass-thru certificates 2.7 iShares Broad USD High Yield Corporate Bond ETF 1.2 EchoStar Corp 1.1 TransDigm Inc 0.8 NVIDIA Corp 0.8 Energy Transfer LP 0.8 X Corp 0.7 32.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Investor Freedom Income Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom Income Portfolio℠
Class Name	VIP Investor Freedom Income Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investor Freedom Income Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom Income Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index the past year, especially in non-U.S. developed-market equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.32%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.39%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.81% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an overweight in long-term U.S. Treasury bonds detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. VIP Investor Freedom Income Portfolio℠ $10,000 $10,443 $11,326 $11,096 $12,429 $13,722 $14,173 $12,468 $13,450 $14,030 $15,380 Fidelity VIP Freedom Investor Income Composite Index℠ $10,000 $10,385 $11,122 $11,045 $12,244 $13,298 $13,717 $12,161 $13,174 $13,811 $15,116 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year VIP Investor Freedom Income Portfolio℠ 9.63% 2.31% 4.40% Fidelity VIP Freedom Investor Income Composite Index℠ 9.44% 2.60% 4.22% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 77,433,373	$ 77,433,373	$ 77,433,373	$ 77,433,373	$ 77,433,373	$ 77,433,373
Holdings Count | shares	16	16	16	16	16	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$77,433,373
Number of Holdings	16
Total Advisory Fee	$0
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 61.4 Short-Term Funds 14.2 International Equity Funds 12.4 Domestic Equity Funds 12.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 61.4 Short-Term Funds - 14.2 International Equity Funds - 12.4 Domestic Equity Funds - 12.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 38.2 Fidelity Inflation-Protected Bond Index Fund 15.5 VIP Government Money Market Portfolio - Investor Class 14.2 VIP Overseas Portfolio - Investor Class 8.5 VIP Emerging Markets Portfolio - Investor Class 3.9 Fidelity International Bond Index Fund 3.6 VIP Growth Portfolio - Investor Class 3.2 Fidelity Long-Term Treasury Bond Index Fund 2.9 VIP Growth & Income Portfolio - Investor Class 2.1 VIP Contrafund Portfolio - Investor Class 1.9 94.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Investor Freedom 2050 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2050 Portfolio℠
Class Name	VIP Investor Freedom 2050 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investor Freedom 2050 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2050 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index the past year, especially in non-U.S. developed-market equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.32%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.39%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.81% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an overweight in long-term U.S. Treasury bonds detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2023 through December 31, 2025. Initial investment of $10,000. VIP Investor Freedom 2050 Portfolio℠ $10,000 $11,031 $12,553 Fidelity VIP Freedom Investor 2050 Composite Index℠ $10,000 $11,108 $12,710 S&P 500® Index $10,000 $11,636 $14,547 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A VIP Investor Freedom 2050 Portfolio℠ 19.73% 16.16% Fidelity VIP Freedom Investor 2050 Composite Index℠ 21.42% 17.29% S&P 500® Index 17.88% 21.93% A From April 13, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 13,532,536	$ 13,532,536	$ 13,532,536	$ 13,532,536	$ 13,532,536	$ 13,532,536
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$13,532,536
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	32%

Holdings [Text Block]	Domestic Equity Funds 52.1 International Equity Funds 40.0 Bond Funds 6.5 Short-Term Funds 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.1 International Equity Funds - 40.0 Bond Funds - 6.5 Short-Term Funds - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Investor Class 28.0 VIP Growth Portfolio - Investor Class 15.1 VIP Emerging Markets Portfolio - Investor Class 12.0 VIP Growth & Income Portfolio - Investor Class 10.1 VIP Contrafund Portfolio - Investor Class 9.0 VIP Equity Income Portfolio - Investor Class 7.4 Fidelity Long-Term Treasury Bond Index Fund 6.3 VIP Value Portfolio - Investor Class 5.1 VIP Value Strategies Portfolio - Investor Class 2.6 VIP Mid Cap Portfolio - Investor Class 2.3 97.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Investor Freedom 2045 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2045 Portfolio℠
Class Name	VIP Investor Freedom 2045 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investor Freedom 2045 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2045 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index the past year, especially in non-U.S. developed-market equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.32%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.39%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.81% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an overweight in long-term U.S. Treasury bonds detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2023 through December 31, 2025. Initial investment of $10,000. VIP Investor Freedom 2045 Portfolio℠ $10,000 $11,039 $12,555 Fidelity VIP Freedom Investor 2045 Composite Index℠ $10,000 $11,108 $12,710 S&P 500® Index $10,000 $11,636 $14,547 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A VIP Investor Freedom 2045 Portfolio℠ 19.69% 16.15% Fidelity VIP Freedom Investor 2045 Composite Index℠ 21.41% 17.29% S&P 500® Index 17.88% 21.93% A From April 13, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 8,371,778	$ 8,371,778	$ 8,371,778	$ 8,371,778	$ 8,371,778	$ 8,371,778
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$8,371,778
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	44%

Holdings [Text Block]	Domestic Equity Funds 51.6 International Equity Funds 39.6 Bond Funds 7.4 Short-Term Funds 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.6 International Equity Funds - 39.6 Bond Funds - 7.4 Short-Term Funds - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Investor Class 27.7 VIP Growth Portfolio - Investor Class 14.9 VIP Emerging Markets Portfolio - Investor Class 11.9 VIP Growth & Income Portfolio - Investor Class 10.0 VIP Contrafund Portfolio - Investor Class 9.0 VIP Equity Income Portfolio - Investor Class 7.3 Fidelity Long-Term Treasury Bond Index Fund 6.3 VIP Value Portfolio - Investor Class 5.1 VIP Value Strategies Portfolio - Investor Class 2.5 VIP Mid Cap Portfolio - Investor Class 2.3 97.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Investor Freedom 2040 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2040 Portfolio℠
Class Name	VIP Investor Freedom 2040 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investor Freedom 2040 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2040 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index the past year, especially in non-U.S. developed-market equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.32%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.39%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.81% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an overweight in long-term U.S. Treasury bonds detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2023 through December 31, 2025. Initial investment of $10,000. VIP Investor Freedom 2040 Portfolio℠ $10,000 $11,001 $12,423 Fidelity VIP Freedom Investor 2040 Composite Index℠ $10,000 $11,072 $12,580 S&P 500® Index $10,000 $11,636 $14,547 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A VIP Investor Freedom 2040 Portfolio℠ 18.69% 15.34% Fidelity VIP Freedom Investor 2040 Composite Index℠ 19.96% 16.33% S&P 500® Index 17.88% 21.93% A From April 13, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 25,148,524	$ 25,148,524	$ 25,148,524	$ 25,148,524	$ 25,148,524	$ 25,148,524
Holdings Count | shares	16	16	16	16	16	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$25,148,524
Number of Holdings	16
Total Advisory Fee	$0
Portfolio Turnover	33%

Holdings [Text Block]	Domestic Equity Funds 46.3 International Equity Funds 36.0 Bond Funds 16.3 Short-Term Funds 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 46.3 International Equity Funds - 36.0 Bond Funds - 16.3 Short-Term Funds - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Investor Class 25.0 VIP Growth Portfolio - Investor Class 13.4 VIP Emerging Markets Portfolio - Investor Class 11.0 VIP Growth & Income Portfolio - Investor Class 9.0 Fidelity Long-Term Treasury Bond Index Fund 8.4 VIP Contrafund Portfolio - Investor Class 8.0 VIP Equity Income Portfolio - Investor Class 6.5 VIP Investment Grade Bond II Portfolio - Investor Class 4.8 VIP Value Portfolio - Investor Class 4.6 VIP Value Strategies Portfolio - Investor Class 2.3 93.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Investor Freedom 2035 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2035 Portfolio℠
Class Name	VIP Investor Freedom 2035 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investor Freedom 2035 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2035 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index the past year, especially in non-U.S. developed-market equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.32%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.39%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.81% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an overweight in long-term U.S. Treasury bonds detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2023 through December 31, 2025. Initial investment of $10,000. VIP Investor Freedom 2035 Portfolio℠ $10,000 $10,866 $12,055 Fidelity VIP Freedom Investor 2035 Composite Index℠ $10,000 $10,935 $12,192 S&P 500® Index $10,000 $11,636 $14,547 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A VIP Investor Freedom 2035 Portfolio℠ 16.61% 13.33% Fidelity VIP Freedom Investor 2035 Composite Index℠ 17.51% 14.13% S&P 500® Index 17.88% 21.93% A From April 13, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 37,453,288	$ 37,453,288	$ 37,453,288	$ 37,453,288	$ 37,453,288	$ 37,453,288
Holdings Count | shares	16	16	16	16	16	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$37,453,288
Number of Holdings	16
Total Advisory Fee	$0
Portfolio Turnover	39%

Holdings [Text Block]	Domestic Equity Funds 37.4 Bond Funds 31.3 International Equity Funds 30.0 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 37.4 Bond Funds - 31.3 International Equity Funds - 30.0 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Investor Class 20.9 VIP Investment Grade Bond II Portfolio - Investor Class 17.4 VIP Growth Portfolio - Investor Class 10.8 VIP Emerging Markets Portfolio - Investor Class 9.1 Fidelity Long-Term Treasury Bond Index Fund 7.9 VIP Growth & Income Portfolio - Investor Class 7.2 VIP Contrafund Portfolio - Investor Class 6.5 VIP Equity Income Portfolio - Investor Class 5.3 Fidelity Inflation-Protected Bond Index Fund 4.3 VIP Value Portfolio - Investor Class 3.6 93.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Investor Freedom 2030 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2030 Portfolio℠
Class Name	VIP Investor Freedom 2030 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investor Freedom 2030 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2030 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index the past year, especially in non-U.S. developed-market equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.32%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.39%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.81% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an overweight in long-term U.S. Treasury bonds detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. VIP Investor Freedom 2030 Portfolio℠ $10,000 $10,650 $12,879 $11,865 $14,762 $17,245 $19,358 $16,085 $18,439 $20,172 $23,272 Fidelity VIP Freedom Investor 2030 Composite Index℠ $10,000 $10,873 $12,878 $12,188 $14,921 $17,065 $18,976 $15,846 $18,261 $20,069 $23,298 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year VIP Investor Freedom 2030 Portfolio℠ 15.37% 6.18% 8.81% Fidelity VIP Freedom Investor 2030 Composite Index℠ 16.09% 6.42% 8.83% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 392,495,830	$ 392,495,830	$ 392,495,830	$ 392,495,830	$ 392,495,830	$ 392,495,830
Holdings Count | shares	16	16	16	16	16	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$392,495,830
Number of Holdings	16
Total Advisory Fee	$0
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 39.4 Domestic Equity Funds 32.5 International Equity Funds 26.7 Short-Term Funds 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 39.4 Domestic Equity Funds - 32.5 International Equity Funds - 26.7 Short-Term Funds - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 21.3 VIP Overseas Portfolio - Investor Class 18.6 VIP Growth Portfolio - Investor Class 9.3 Fidelity Inflation-Protected Bond Index Fund 8.3 VIP Emerging Markets Portfolio - Investor Class 8.1 Fidelity Long-Term Treasury Bond Index Fund 7.5 VIP Growth & Income Portfolio - Investor Class 6.3 VIP Contrafund Portfolio - Investor Class 5.6 VIP Equity Income Portfolio - Investor Class 4.6 VIP Value Portfolio - Investor Class 3.2 92.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Investor Freedom 2025 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2025 Portfolio℠
Class Name	VIP Investor Freedom 2025 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investor Freedom 2025 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2025 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index the past year, especially in non-U.S. developed-market equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.32%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.39%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.81% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an overweight in long-term U.S. Treasury bonds detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. VIP Investor Freedom 2025 Portfolio℠ $10,000 $10,610 $12,502 $11,682 $14,221 $16,479 $18,256 $15,253 $17,320 $18,785 $21,498 Fidelity VIP Freedom Investor 2025 Composite Index℠ $10,000 $10,758 $12,434 $11,892 $14,269 $16,203 $17,802 $14,954 $17,066 $18,599 $21,393 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year VIP Investor Freedom 2025 Portfolio℠ 14.44% 5.46% 7.95% Fidelity VIP Freedom Investor 2025 Composite Index℠ 15.02% 5.71% 7.90% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 211,299,618	$ 211,299,618	$ 211,299,618	$ 211,299,618	$ 211,299,618	$ 211,299,618
Holdings Count | shares	16	16	16	16	16	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$211,299,618
Number of Holdings	16
Total Advisory Fee	$0
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 45.8 Domestic Equity Funds 28.6 International Equity Funds 24.1 Short-Term Funds 1.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.8 Domestic Equity Funds - 28.6 International Equity Funds - 24.1 Short-Term Funds - 1.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 24.3 VIP Overseas Portfolio - Investor Class 16.8 Fidelity Inflation-Protected Bond Index Fund 12.0 VIP Growth Portfolio - Investor Class 8.2 VIP Emerging Markets Portfolio - Investor Class 7.3 Fidelity Long-Term Treasury Bond Index Fund 6.9 VIP Growth & Income Portfolio - Investor Class 5.5 VIP Contrafund Portfolio - Investor Class 4.9 VIP Equity Income Portfolio - Investor Class 4.0 VIP Value Portfolio - Investor Class 2.8 92.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Investor Freedom 2020 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2020 Portfolio℠
Class Name	VIP Investor Freedom 2020 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investor Freedom 2020 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2020 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index the past year, especially in non-U.S. developed-market equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.32%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.39%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.81% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an overweight in long-term U.S. Treasury bonds detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. VIP Investor Freedom 2020 Portfolio℠ $10,000 $10,604 $12,359 $11,624 $13,962 $16,050 $17,581 $14,798 $16,631 $17,903 $20,282 Fidelity VIP Freedom Investor 2020 Composite Index℠ $10,000 $10,706 $12,240 $11,781 $13,958 $15,737 $17,106 $14,501 $16,372 $17,691 $20,087 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year VIP Investor Freedom 2020 Portfolio℠ 13.29% 4.79% 7.33% Fidelity VIP Freedom Investor 2020 Composite Index℠ 13.55% 5.00% 7.22% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 179,319,032	$ 179,319,032	$ 179,319,032	$ 179,319,032	$ 179,319,032	$ 179,319,032
Holdings Count | shares	16	16	16	16	16	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$179,319,032
Number of Holdings	16
Total Advisory Fee	$0
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 54.3 Domestic Equity Funds 23.9 International Equity Funds 20.5 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.3 Domestic Equity Funds - 23.9 International Equity Funds - 20.5 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 32.5 VIP Overseas Portfolio - Investor Class 14.2 Fidelity Inflation-Protected Bond Index Fund 13.1 VIP Growth Portfolio - Investor Class 6.7 VIP Emerging Markets Portfolio - Investor Class 6.3 VIP Growth & Income Portfolio - Investor Class 4.6 VIP Contrafund Portfolio - Investor Class 4.0 Fidelity International Bond Index Fund 4.0 Fidelity Long-Term Treasury Bond Index Fund 3.5 VIP Equity Income Portfolio - Investor Class 3.3 92.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Investor Freedom 2015 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2015 Portfolio℠
Class Name	VIP Investor Freedom 2015 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investor Freedom 2015 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2015 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index the past year, especially in non-U.S. developed-market equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.32%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.39%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.81% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an overweight in long-term U.S. Treasury bonds detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. VIP Investor Freedom 2015 Portfolio℠ $10,000 $10,582 $12,168 $11,558 $13,665 $15,538 $16,724 $14,286 $15,836 $16,853 $18,855 Fidelity VIP Freedom Investor 2015 Composite Index℠ $10,000 $10,654 $12,037 $11,671 $13,619 $15,201 $16,277 $13,989 $15,581 $16,659 $18,651 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year VIP Investor Freedom 2015 Portfolio℠ 11.87% 3.95% 6.55% Fidelity VIP Freedom Investor 2015 Composite Index℠ 11.96% 4.18% 6.43% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 88,924,344	$ 88,924,344	$ 88,924,344	$ 88,924,344	$ 88,924,344	$ 88,924,344
Holdings Count | shares	16	16	16	16	16	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$88,924,344
Number of Holdings	16
Total Advisory Fee	$0
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 57.6 Domestic Equity Funds 18.9 International Equity Funds 17.2 Short-Term Funds 6.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.6 Domestic Equity Funds - 18.9 International Equity Funds - 17.2 Short-Term Funds - 6.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 35.3 Fidelity Inflation-Protected Bond Index Fund 13.9 VIP Overseas Portfolio - Investor Class 11.9 VIP Government Money Market Portfolio - Investor Class 6.3 VIP Emerging Markets Portfolio - Investor Class 5.3 VIP Growth Portfolio - Investor Class 5.2 Fidelity International Bond Index Fund 3.8 VIP Growth & Income Portfolio - Investor Class 3.5 Fidelity Long-Term Treasury Bond Index Fund 3.4 VIP Contrafund Portfolio - Investor Class 3.1 91.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Investor Freedom 2010 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2010 Portfolio℠
Class Name	VIP Investor Freedom 2010 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investor Freedom 2010 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2010 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index the past year, especially in non-U.S. developed-market equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.32%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.39%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.81% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an overweight in long-term U.S. Treasury bonds detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. VIP Investor Freedom 2010 Portfolio℠ $10,000 $10,533 $11,908 $11,425 $13,265 $14,909 $15,775 $13,646 $14,929 $15,715 $17,376 Fidelity VIP Freedom Investor 2010 Composite Index℠ $10,000 $10,573 $11,745 $11,484 $13,162 $14,534 $15,325 $13,350 $14,667 $15,515 $17,128 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year VIP Investor Freedom 2010 Portfolio℠ 10.57% 3.11% 5.68% Fidelity VIP Freedom Investor 2010 Composite Index℠ 10.39% 3.34% 5.53% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 51,071,287	$ 51,071,287	$ 51,071,287	$ 51,071,287	$ 51,071,287	$ 51,071,287
Holdings Count | shares	16	16	16	16	16	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$51,071,287
Number of Holdings	16
Total Advisory Fee	$0
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 60.2 Domestic Equity Funds 14.3 International Equity Funds 14.0 Short-Term Funds 11.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 60.2 Domestic Equity Funds - 14.3 International Equity Funds - 14.0 Short-Term Funds - 11.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 37.2 Fidelity Inflation-Protected Bond Index Fund 15.0 VIP Government Money Market Portfolio - Investor Class 11.5 VIP Overseas Portfolio - Investor Class 9.6 VIP Emerging Markets Portfolio - Investor Class 4.4 VIP Growth Portfolio - Investor Class 3.9 Fidelity International Bond Index Fund 3.7 Fidelity Long-Term Treasury Bond Index Fund 3.1 VIP Growth & Income Portfolio - Investor Class 2.6 VIP Contrafund Portfolio - Investor Class 2.3 93.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Investment Grade Bond Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond Portfolio
Class Name	VIP Investment Grade Bond Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, the fund's modestly longer duration (i.e., slightly more interest-rate sensitivity) contributed to performance versus the Bloomberg U.S. Aggregate Index for the year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a modest contribution to relative performance, led by picks among financials, particularly banks and REITs.
•In the government-related sector, non-index exposure to bonds issued by Mexico's state-owned oil and gas company Pemex (Petroleos Mexicanos) buoyed relative performance as well.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities, helped.
•In contrast, the fund's underweight in mortgage-backed securities detracted versus the benchmark.
•An underweight in the bonds of industrial firms within the corporate sector also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,448 $10,865 $10,779 $11,793 $12,874 $12,758 $11,073 $11,737 $11,913 $12,738 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 6.93% -0.21% 2.45% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,995,249,268	$ 4,995,249,268	$ 4,995,249,268	$ 4,995,249,268	$ 4,995,249,268	$ 4,995,249,268
Holdings Count | shares	2,301	2,301	2,301	2,301	2,301	2,301
Advisory Fees Paid, Amount	$ 17,453,559
Investment Company Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$4,995,249,268
Number of Holdings	2,301
Total Advisory Fee	$17,453,559
Portfolio Turnover	172%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 63.8 AAA 6.6 AA 1.3 A 7.6 BBB 13.0 BB 3.0 B 1.0 CCC,CC,C 0.0 Not Rated 6.0 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 63.8 AAA - 6.6 AA - 1.3 A - 7.6 BBB - 13.0 BB - 3.0 B - 1.0 CCC,CC,C - 0.0 Not Rated - 6.0 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.3)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 48.9 Corporate Bonds 22.5 U.S. Government Agency - Mortgage Securities 14.9 Asset-Backed Securities 9.2 CMOs and Other Mortgage Related Securities 6.3 Other Investments 0.1 Bank Loan Obligations 0.1 Preferred Securities 0.1 Options 0.1 Foreign Government and Government Agency Obligations 0.1 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 48.9 Corporate Bonds - 22.5 U.S. Government Agency - Mortgage Securities - 14.9 Asset-Backed Securities - 9.2 CMOs and Other Mortgage Related Securities - 6.3 Other Investments - 0.1 Bank Loan Obligations - 0.1 Preferred Securities - 0.1 Options - 0.1 Foreign Government and Government Agency Obligations - 0.1 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.3)% United States 90.9 Grand Cayman (UK Overseas Ter) 4.8 Mexico 0.8 Bailiwick Of Jersey 0.7 Ireland 0.6 United Kingdom 0.5 Netherlands 0.4 Switzerland 0.3 Multi-national 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.9 Grand Cayman (UK Overseas Ter) - 4.8 Mexico - 0.8 Bailiwick Of Jersey - 0.7 Ireland - 0.6 United Kingdom - 0.5 Netherlands - 0.4 Switzerland - 0.3 Multi-national - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 37.0 US Treasury Bonds 11.9 Fannie Mae Mortgage pass-thru certificates 5.0 Ginnie Mae II Pool 3.7 Freddie Mac Gold Pool 3.1 Uniform Mortgage Backed Securities 2.3 Freddie Mac Multifamily Structured pass-thru certificates 1.4 Bank of America Corp 1.1 JPMorgan Chase & Co 1.1 Petroleos Mexicanos 0.8 67.4
VIP Investment Grade Bond Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond Portfolio
Class Name	VIP Investment Grade Bond Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, the fund's modestly longer duration (i.e., slightly more interest-rate sensitivity) contributed to performance versus the Bloomberg U.S. Aggregate Index for the year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a modest contribution to relative performance, led by picks among financials, particularly banks and REITs.
•In the government-related sector, non-index exposure to bonds issued by Mexico's state-owned oil and gas company Pemex (Petroleos Mexicanos) buoyed relative performance as well.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities, helped.
•In contrast, the fund's underweight in mortgage-backed securities detracted versus the benchmark.
•An underweight in the bonds of industrial firms within the corporate sector also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,463 $10,898 $10,829 $11,866 $12,974 $12,871 $11,194 $11,879 $12,072 $12,935 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 7.14% -0.06% 2.61% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,995,249,268	$ 4,995,249,268	$ 4,995,249,268	$ 4,995,249,268	$ 4,995,249,268	$ 4,995,249,268
Holdings Count | shares	2,301	2,301	2,301	2,301	2,301	2,301
Advisory Fees Paid, Amount	$ 17,453,559
Investment Company Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$4,995,249,268
Number of Holdings	2,301
Total Advisory Fee	$17,453,559
Portfolio Turnover	172%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 63.8 AAA 6.6 AA 1.3 A 7.6 BBB 13.0 BB 3.0 B 1.0 CCC,CC,C 0.0 Not Rated 6.0 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 63.8 AAA - 6.6 AA - 1.3 A - 7.6 BBB - 13.0 BB - 3.0 B - 1.0 CCC,CC,C - 0.0 Not Rated - 6.0 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.3)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 48.9 Corporate Bonds 22.5 U.S. Government Agency - Mortgage Securities 14.9 Asset-Backed Securities 9.2 CMOs and Other Mortgage Related Securities 6.3 Other Investments 0.1 Bank Loan Obligations 0.1 Preferred Securities 0.1 Options 0.1 Foreign Government and Government Agency Obligations 0.1 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 48.9 Corporate Bonds - 22.5 U.S. Government Agency - Mortgage Securities - 14.9 Asset-Backed Securities - 9.2 CMOs and Other Mortgage Related Securities - 6.3 Other Investments - 0.1 Bank Loan Obligations - 0.1 Preferred Securities - 0.1 Options - 0.1 Foreign Government and Government Agency Obligations - 0.1 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.3)% United States 90.9 Grand Cayman (UK Overseas Ter) 4.8 Mexico 0.8 Bailiwick Of Jersey 0.7 Ireland 0.6 United Kingdom 0.5 Netherlands 0.4 Switzerland 0.3 Multi-national 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.9 Grand Cayman (UK Overseas Ter) - 4.8 Mexico - 0.8 Bailiwick Of Jersey - 0.7 Ireland - 0.6 United Kingdom - 0.5 Netherlands - 0.4 Switzerland - 0.3 Multi-national - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 37.0 US Treasury Bonds 11.9 Fannie Mae Mortgage pass-thru certificates 5.0 Ginnie Mae II Pool 3.7 Freddie Mac Gold Pool 3.1 Uniform Mortgage Backed Securities 2.3 Freddie Mac Multifamily Structured pass-thru certificates 1.4 Bank of America Corp 1.1 JPMorgan Chase & Co 1.1 Petroleos Mexicanos 0.8 67.4
VIP Investment Grade Bond Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond Portfolio
Class Name	VIP Investment Grade Bond Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, the fund's modestly longer duration (i.e., slightly more interest-rate sensitivity) contributed to performance versus the Bloomberg U.S. Aggregate Index for the year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a modest contribution to relative performance, led by picks among financials, particularly banks and REITs.
•In the government-related sector, non-index exposure to bonds issued by Mexico's state-owned oil and gas company Pemex (Petroleos Mexicanos) buoyed relative performance as well.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities, helped.
•In contrast, the fund's underweight in mortgage-backed securities detracted versus the benchmark.
•An underweight in the bonds of industrial firms within the corporate sector also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $10,474 $10,914 $10,851 $11,901 $13,011 $12,927 $11,252 $11,940 $12,148 $13,026 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 7.22% 0.02% 2.68% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,995,249,268	$ 4,995,249,268	$ 4,995,249,268	$ 4,995,249,268	$ 4,995,249,268	$ 4,995,249,268
Holdings Count | shares	2,301	2,301	2,301	2,301	2,301	2,301
Advisory Fees Paid, Amount	$ 17,453,559
Investment Company Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$4,995,249,268
Number of Holdings	2,301
Total Advisory Fee	$17,453,559
Portfolio Turnover	172%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 63.8 AAA 6.6 AA 1.3 A 7.6 BBB 13.0 BB 3.0 B 1.0 CCC,CC,C 0.0 Not Rated 6.0 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 63.8 AAA - 6.6 AA - 1.3 A - 7.6 BBB - 13.0 BB - 3.0 B - 1.0 CCC,CC,C - 0.0 Not Rated - 6.0 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.3)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 48.9 Corporate Bonds 22.5 U.S. Government Agency - Mortgage Securities 14.9 Asset-Backed Securities 9.2 CMOs and Other Mortgage Related Securities 6.3 Other Investments 0.1 Bank Loan Obligations 0.1 Preferred Securities 0.1 Options 0.1 Foreign Government and Government Agency Obligations 0.1 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 48.9 Corporate Bonds - 22.5 U.S. Government Agency - Mortgage Securities - 14.9 Asset-Backed Securities - 9.2 CMOs and Other Mortgage Related Securities - 6.3 Other Investments - 0.1 Bank Loan Obligations - 0.1 Preferred Securities - 0.1 Options - 0.1 Foreign Government and Government Agency Obligations - 0.1 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.3)% United States 90.9 Grand Cayman (UK Overseas Ter) 4.8 Mexico 0.8 Bailiwick Of Jersey 0.7 Ireland 0.6 United Kingdom 0.5 Netherlands 0.4 Switzerland 0.3 Multi-national 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.9 Grand Cayman (UK Overseas Ter) - 4.8 Mexico - 0.8 Bailiwick Of Jersey - 0.7 Ireland - 0.6 United Kingdom - 0.5 Netherlands - 0.4 Switzerland - 0.3 Multi-national - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 37.0 US Treasury Bonds 11.9 Fannie Mae Mortgage pass-thru certificates 5.0 Ginnie Mae II Pool 3.7 Freddie Mac Gold Pool 3.1 Uniform Mortgage Backed Securities 2.3 Freddie Mac Multifamily Structured pass-thru certificates 1.4 Bank of America Corp 1.1 JPMorgan Chase & Co 1.1 Petroleos Mexicanos 0.8 67.4
VIP Investment Grade Bond Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond Portfolio
Class Name	VIP Investment Grade Bond Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, the fund's modestly longer duration (i.e., slightly more interest-rate sensitivity) contributed to performance versus the Bloomberg U.S. Aggregate Index for the year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a modest contribution to relative performance, led by picks among financials, particularly banks and REITs.
•In the government-related sector, non-index exposure to bonds issued by Mexico's state-owned oil and gas company Pemex (Petroleos Mexicanos) buoyed relative performance as well.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities, helped.
•In contrast, the fund's underweight in mortgage-backed securities detracted versus the benchmark.
•An underweight in the bonds of industrial firms within the corporate sector also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,474 $10,916 $10,858 $11,907 $13,026 $12,947 $11,269 $11,968 $12,182 $13,062 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 7.22% 0.06% 2.71% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,995,249,268	$ 4,995,249,268	$ 4,995,249,268	$ 4,995,249,268	$ 4,995,249,268	$ 4,995,249,268
Holdings Count | shares	2,301	2,301	2,301	2,301	2,301	2,301
Advisory Fees Paid, Amount	$ 17,453,559
Investment Company Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$4,995,249,268
Number of Holdings	2,301
Total Advisory Fee	$17,453,559
Portfolio Turnover	172%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 63.8 AAA 6.6 AA 1.3 A 7.6 BBB 13.0 BB 3.0 B 1.0 CCC,CC,C 0.0 Not Rated 6.0 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 63.8 AAA - 6.6 AA - 1.3 A - 7.6 BBB - 13.0 BB - 3.0 B - 1.0 CCC,CC,C - 0.0 Not Rated - 6.0 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.3)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 48.9 Corporate Bonds 22.5 U.S. Government Agency - Mortgage Securities 14.9 Asset-Backed Securities 9.2 CMOs and Other Mortgage Related Securities 6.3 Other Investments 0.1 Bank Loan Obligations 0.1 Preferred Securities 0.1 Options 0.1 Foreign Government and Government Agency Obligations 0.1 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 48.9 Corporate Bonds - 22.5 U.S. Government Agency - Mortgage Securities - 14.9 Asset-Backed Securities - 9.2 CMOs and Other Mortgage Related Securities - 6.3 Other Investments - 0.1 Bank Loan Obligations - 0.1 Preferred Securities - 0.1 Options - 0.1 Foreign Government and Government Agency Obligations - 0.1 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.3)% United States 90.9 Grand Cayman (UK Overseas Ter) 4.8 Mexico 0.8 Bailiwick Of Jersey 0.7 Ireland 0.6 United Kingdom 0.5 Netherlands 0.4 Switzerland 0.3 Multi-national 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.9 Grand Cayman (UK Overseas Ter) - 4.8 Mexico - 0.8 Bailiwick Of Jersey - 0.7 Ireland - 0.6 United Kingdom - 0.5 Netherlands - 0.4 Switzerland - 0.3 Multi-national - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 37.0 US Treasury Bonds 11.9 Fannie Mae Mortgage pass-thru certificates 5.0 Ginnie Mae II Pool 3.7 Freddie Mac Gold Pool 3.1 Uniform Mortgage Backed Securities 2.3 Freddie Mac Multifamily Structured pass-thru certificates 1.4 Bank of America Corp 1.1 JPMorgan Chase & Co 1.1 Petroleos Mexicanos 0.8 67.4
VIP Government Money Market Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Government Money Market Portfolio
Class Name	VIP Government Money Market Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Net Assets	$ 10,453,631,940	$ 10,453,631,940	$ 10,453,631,940	$ 10,453,631,940	$ 10,453,631,940	$ 10,453,631,940
Holdings Count | shares	640	640	640	640	640	640
Advisory Fees Paid, Amount	$ 25,662,709
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$10,453,631,940
Number of Holdings	640
Total Advisory Fee	$25,662,709

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 60.1 8-30 10.9 31-60 12.8 61-90 9.6 91-180 8.0 >180 3.2 Repurchase Agreements 38.0 U.S. Treasury Obligations 36.9 U.S. Government Agency - Debt 29.7 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 38.0 U.S. Treasury Obligations - 36.9 U.S. Government Agency - Debt - 29.7 Net Other Assets (Liabilities) - (4.6)%
VIP Government Money Market Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Government Money Market Portfolio
Class Name	VIP Government Money Market Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Net Assets	$ 10,453,631,940	$ 10,453,631,940	$ 10,453,631,940	$ 10,453,631,940	$ 10,453,631,940	$ 10,453,631,940
Holdings Count | shares	640	640	640	640	640	640
Advisory Fees Paid, Amount	$ 25,662,709
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$10,453,631,940
Number of Holdings	640
Total Advisory Fee	$25,662,709

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 60.1 8-30 10.9 31-60 12.8 61-90 9.6 91-180 8.0 >180 3.2 Repurchase Agreements 38.0 U.S. Treasury Obligations 36.9 U.S. Government Agency - Debt 29.7 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 38.0 U.S. Treasury Obligations - 36.9 U.S. Government Agency - Debt - 29.7 Net Other Assets (Liabilities) - (4.6)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Government Money Market Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Government Money Market Portfolio
Class Name	VIP Government Money Market Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 28	0.28%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.28%
Net Assets	$ 10,453,631,940	$ 10,453,631,940	$ 10,453,631,940	$ 10,453,631,940	$ 10,453,631,940	$ 10,453,631,940
Holdings Count | shares	640	640	640	640	640	640
Advisory Fees Paid, Amount	$ 25,662,709
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$10,453,631,940
Number of Holdings	640
Total Advisory Fee	$25,662,709

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 60.1 8-30 10.9 31-60 12.8 61-90 9.6 91-180 8.0 >180 3.2 Repurchase Agreements 38.0 U.S. Treasury Obligations 36.9 U.S. Government Agency - Debt 29.7 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 38.0 U.S. Treasury Obligations - 36.9 U.S. Government Agency - Debt - 29.7 Net Other Assets (Liabilities) - (4.6)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Government Money Market Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Government Money Market Portfolio
Class Name	VIP Government Money Market Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Net Assets	$ 10,453,631,940	$ 10,453,631,940	$ 10,453,631,940	$ 10,453,631,940	$ 10,453,631,940	$ 10,453,631,940
Holdings Count | shares	640	640	640	640	640	640
Advisory Fees Paid, Amount	$ 25,662,709
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$10,453,631,940
Number of Holdings	640
Total Advisory Fee	$25,662,709

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 60.1 8-30 10.9 31-60 12.8 61-90 9.6 91-180 8.0 >180 3.2 Repurchase Agreements 38.0 U.S. Treasury Obligations 36.9 U.S. Government Agency - Debt 29.7 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 38.0 U.S. Treasury Obligations - 36.9 U.S. Government Agency - Debt - 29.7 Net Other Assets (Liabilities) - (4.6)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP FundsManager 85% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 85% Portfolio
Class Name	VIP FundsManager® 85% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,547 $12,963 $11,785 $14,865 $17,433 $20,508 $16,982 $19,951 $22,421 $26,739 Fidelity VIP FundsManager 85% Composite Index℠ $10,000 $10,831 $12,931 $12,094 $15,161 $17,584 $20,701 $17,102 $20,416 $23,282 $28,109 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 19.26% 8.93% 10.34% Fidelity VIP FundsManager 85% Composite Index℠ 20.73% 9.84% 10.89% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,204,579,835	$ 1,204,579,835	$ 1,204,579,835	$ 1,204,579,835	$ 1,204,579,835	$ 1,204,579,835
Holdings Count | shares	39	39	39	39	39	39
Advisory Fees Paid, Amount	$ 1,054,768
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,204,579,835
Number of Holdings	39
Total Advisory Fee	$1,054,768
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 53.5 International Equity Funds 33.2 Bond Funds 12.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.5 International Equity Funds - 33.2 Bond Funds - 12.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 40.5 Fidelity Overseas Fund 10.5 Fidelity Emerging Markets Fund 7.9 Fidelity Total Bond Fund 4.4 VIP Investment Grade Bond II Portfolio - Investor Class 4.4 Fidelity Stock Selector Small Cap Fund 3.5 Fidelity Total International Equity Fund 3.5 Fidelity International Capital Appreciation Fund 3.4 Fidelity International Discovery Fund 2.6 VIP Value Strategies Portfolio - Investor Class 1.9 82.6
VIP FundsManager 85% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 85% Portfolio
Class Name	VIP FundsManager® 85% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,566 $13,002 $11,844 $14,929 $17,606 $20,779 $17,245 $20,295 $22,837 $27,276 Fidelity VIP FundsManager 85% Composite Index℠ $10,000 $10,831 $12,931 $12,094 $15,161 $17,584 $20,701 $17,102 $20,416 $23,282 $28,109 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 19.43% 9.15% 10.55% Fidelity VIP FundsManager 85% Composite Index℠ 20.73% 9.84% 10.89% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,204,579,835	$ 1,204,579,835	$ 1,204,579,835	$ 1,204,579,835	$ 1,204,579,835	$ 1,204,579,835
Holdings Count | shares	39	39	39	39	39	39
Advisory Fees Paid, Amount	$ 1,054,768
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,204,579,835
Number of Holdings	39
Total Advisory Fee	$1,054,768
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 53.5 International Equity Funds 33.2 Bond Funds 12.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.5 International Equity Funds - 33.2 Bond Funds - 12.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 40.5 Fidelity Overseas Fund 10.5 Fidelity Emerging Markets Fund 7.9 Fidelity Total Bond Fund 4.4 VIP Investment Grade Bond II Portfolio - Investor Class 4.4 Fidelity Stock Selector Small Cap Fund 3.5 Fidelity Total International Equity Fund 3.5 Fidelity International Capital Appreciation Fund 3.4 Fidelity International Discovery Fund 2.6 VIP Value Strategies Portfolio - Investor Class 1.9 82.6
VIP FundsManager 85% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 85% Portfolio
Class Name	VIP FundsManager® 85% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $10,566 $13,010 $11,853 $14,960 $17,572 $20,705 $17,171 $20,206 $22,732 $27,156 Fidelity VIP FundsManager 85% Composite Index℠ $10,000 $10,831 $12,931 $12,094 $15,161 $17,584 $20,701 $17,102 $20,416 $23,282 $28,109 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 19.46% 9.10% 10.51% Fidelity VIP FundsManager 85% Composite Index℠ 20.73% 9.84% 10.89% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,204,579,835	$ 1,204,579,835	$ 1,204,579,835	$ 1,204,579,835	$ 1,204,579,835	$ 1,204,579,835
Holdings Count | shares	39	39	39	39	39	39
Advisory Fees Paid, Amount	$ 1,054,768
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,204,579,835
Number of Holdings	39
Total Advisory Fee	$1,054,768
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 53.5 International Equity Funds 33.2 Bond Funds 12.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.5 International Equity Funds - 33.2 Bond Funds - 12.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 40.5 Fidelity Overseas Fund 10.5 Fidelity Emerging Markets Fund 7.9 Fidelity Total Bond Fund 4.4 VIP Investment Grade Bond II Portfolio - Investor Class 4.4 Fidelity Stock Selector Small Cap Fund 3.5 Fidelity Total International Equity Fund 3.5 Fidelity International Capital Appreciation Fund 3.4 Fidelity International Discovery Fund 2.6 VIP Value Strategies Portfolio - Investor Class 1.9 82.6
VIP FundsManager 70% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 70% Portfolio
Class Name	VIP FundsManager® 70% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,486 $12,472 $11,524 $14,104 $16,353 $18,714 $15,758 $18,211 $20,157 $23,564 Fidelity VIP FundsManager 70% Composite Index℠ $10,000 $10,720 $12,469 $11,820 $14,417 $16,495 $18,835 $15,853 $18,529 $20,740 $24,500 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 16.91% 7.58% 8.95% Fidelity VIP FundsManager 70% Composite Index℠ 18.13% 8.23% 9.37% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,674,396,062	$ 2,674,396,062	$ 2,674,396,062	$ 2,674,396,062	$ 2,674,396,062	$ 2,674,396,062
Holdings Count | shares	36	36	36	36	36	36
Advisory Fees Paid, Amount	$ 2,442,834
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$2,674,396,062
Number of Holdings	36
Total Advisory Fee	$2,442,834
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 44.8 International Equity Funds 28.6 Bond Funds 23.0 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 44.8 International Equity Funds - 28.6 Bond Funds - 23.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 34.0 VIP Investment Grade Bond II Portfolio - Investor Class 9.5 Fidelity Total Bond Fund 9.4 Fidelity Overseas Fund 8.6 Fidelity Emerging Markets Fund 6.9 Fidelity Stock Selector Small Cap Fund 3.0 Fidelity Total International Equity Fund 2.9 Fidelity International Capital Appreciation Fund 2.8 Fidelity Enhanced International ETF 2.2 Fidelity International Discovery Fund 2.2 81.5
VIP FundsManager 70% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 70% Portfolio
Class Name	VIP FundsManager® 70% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,504 $12,512 $11,574 $14,195 $16,480 $18,886 $15,930 $18,434 $20,437 $23,934 Fidelity VIP FundsManager 70% Composite Index℠ $10,000 $10,720 $12,469 $11,820 $14,417 $16,495 $18,835 $15,853 $18,529 $20,740 $24,500 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 17.11% 7.75% 9.12% Fidelity VIP FundsManager 70% Composite Index℠ 18.13% 8.23% 9.37% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,674,396,062	$ 2,674,396,062	$ 2,674,396,062	$ 2,674,396,062	$ 2,674,396,062	$ 2,674,396,062
Holdings Count | shares	36	36	36	36	36	36
Advisory Fees Paid, Amount	$ 2,442,834
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$2,674,396,062
Number of Holdings	36
Total Advisory Fee	$2,442,834
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 44.8 International Equity Funds 28.6 Bond Funds 23.0 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 44.8 International Equity Funds - 28.6 Bond Funds - 23.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 34.0 VIP Investment Grade Bond II Portfolio - Investor Class 9.5 Fidelity Total Bond Fund 9.4 Fidelity Overseas Fund 8.6 Fidelity Emerging Markets Fund 6.9 Fidelity Stock Selector Small Cap Fund 3.0 Fidelity Total International Equity Fund 2.9 Fidelity International Capital Appreciation Fund 2.8 Fidelity Enhanced International ETF 2.2 Fidelity International Discovery Fund 2.2 81.5
VIP FundsManager 70% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 70% Portfolio
Class Name	VIP FundsManager® 70% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $10,496 $12,512 $11,575 $14,198 $16,484 $18,878 $15,919 $18,424 $20,428 $23,925 Fidelity VIP FundsManager 70% Composite Index℠ $10,000 $10,720 $12,469 $11,820 $14,417 $16,495 $18,835 $15,853 $18,529 $20,740 $24,500 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 17.12% 7.74% 9.12% Fidelity VIP FundsManager 70% Composite Index℠ 18.13% 8.23% 9.37% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,674,396,062	$ 2,674,396,062	$ 2,674,396,062	$ 2,674,396,062	$ 2,674,396,062	$ 2,674,396,062
Holdings Count | shares	36	36	36	36	36	36
Advisory Fees Paid, Amount	$ 2,442,834
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$2,674,396,062
Number of Holdings	36
Total Advisory Fee	$2,442,834
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 44.8 International Equity Funds 28.6 Bond Funds 23.0 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 44.8 International Equity Funds - 28.6 Bond Funds - 23.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 34.0 VIP Investment Grade Bond II Portfolio - Investor Class 9.5 Fidelity Total Bond Fund 9.4 Fidelity Overseas Fund 8.6 Fidelity Emerging Markets Fund 6.9 Fidelity Stock Selector Small Cap Fund 3.0 Fidelity Total International Equity Fund 2.9 Fidelity International Capital Appreciation Fund 2.8 Fidelity Enhanced International ETF 2.2 Fidelity International Discovery Fund 2.2 81.5
VIP FundsManager 60% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 60% Portfolio
Class Name	VIP FundsManager® 60% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,465 $12,219 $11,423 $13,736 $15,786 $17,713 $15,011 $17,124 $18,742 $21,649 Fidelity VIP FundsManager 60% Composite Index℠ $10,000 $10,657 $12,190 $11,654 $13,986 $15,883 $17,764 $15,051 $17,343 $19,144 $22,308 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 15.51% 6.52% 8.03% Fidelity VIP FundsManager 60% Composite Index℠ 16.53% 7.03% 8.35% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,661,149,678	$ 7,661,149,678	$ 7,661,149,678	$ 7,661,149,678	$ 7,661,149,678	$ 7,661,149,678
Holdings Count | shares	39	39	39	39	39	39
Advisory Fees Paid, Amount	$ 7,187,989
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$7,661,149,678
Number of Holdings	39
Total Advisory Fee	$7,187,989
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 38.8 Bond Funds 33.0 International Equity Funds 24.6 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 38.8 Bond Funds - 33.0 International Equity Funds - 24.6 Short-Term Investments and Net Other Assets (Liabilities) - 3.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 29.2 Fidelity Total Bond Fund 14.4 VIP Investment Grade Bond II Portfolio - Investor Class 14.4 Fidelity Overseas Fund 7.3 Fidelity Emerging Markets Fund 5.9 Fidelity Stock Selector Small Cap Fund 2.5 Fidelity Total International Equity Fund 2.5 Fidelity International Capital Appreciation Fund 2.4 Fidelity Enhanced International ETF 1.9 Fidelity Inflation-Protected Bond Index Fund 1.9 82.4
VIP FundsManager 60% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 60% Portfolio
Class Name	VIP FundsManager® 60% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,479 $12,259 $11,470 $13,819 $15,909 $17,873 $15,181 $17,333 $18,993 $21,976 Fidelity VIP FundsManager 60% Composite Index℠ $10,000 $10,657 $12,190 $11,654 $13,986 $15,883 $17,764 $15,051 $17,343 $19,144 $22,308 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 15.71% 6.67% 8.19% Fidelity VIP FundsManager 60% Composite Index℠ 16.53% 7.03% 8.35% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,661,149,678	$ 7,661,149,678	$ 7,661,149,678	$ 7,661,149,678	$ 7,661,149,678	$ 7,661,149,678
Holdings Count | shares	39	39	39	39	39	39
Advisory Fees Paid, Amount	$ 7,187,989
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$7,661,149,678
Number of Holdings	39
Total Advisory Fee	$7,187,989
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 38.8 Bond Funds 33.0 International Equity Funds 24.6 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 38.8 Bond Funds - 33.0 International Equity Funds - 24.6 Short-Term Investments and Net Other Assets (Liabilities) - 3.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 29.2 Fidelity Total Bond Fund 14.4 VIP Investment Grade Bond II Portfolio - Investor Class 14.4 Fidelity Overseas Fund 7.3 Fidelity Emerging Markets Fund 5.9 Fidelity Stock Selector Small Cap Fund 2.5 Fidelity Total International Equity Fund 2.5 Fidelity International Capital Appreciation Fund 2.4 Fidelity Enhanced International ETF 1.9 Fidelity Inflation-Protected Bond Index Fund 1.9 82.4
VIP FundsManager 60% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 60% Portfolio
Class Name	VIP FundsManager® 60% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $10,479 $12,259 $11,470 $13,819 $15,909 $17,873 $15,181 $17,333 $18,993 $21,976 Fidelity VIP FundsManager 60% Composite Index℠ $10,000 $10,657 $12,190 $11,654 $13,986 $15,883 $17,764 $15,051 $17,343 $19,144 $22,308 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 15.71% 6.67% 8.19% Fidelity VIP FundsManager 60% Composite Index℠ 16.53% 7.03% 8.35% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,661,149,678	$ 7,661,149,678	$ 7,661,149,678	$ 7,661,149,678	$ 7,661,149,678	$ 7,661,149,678
Holdings Count | shares	39	39	39	39	39	39
Advisory Fees Paid, Amount	$ 7,187,989
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$7,661,149,678
Number of Holdings	39
Total Advisory Fee	$7,187,989
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 38.8 Bond Funds 33.0 International Equity Funds 24.6 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 38.8 Bond Funds - 33.0 International Equity Funds - 24.6 Short-Term Investments and Net Other Assets (Liabilities) - 3.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 29.2 Fidelity Total Bond Fund 14.4 VIP Investment Grade Bond II Portfolio - Investor Class 14.4 Fidelity Overseas Fund 7.3 Fidelity Emerging Markets Fund 5.9 Fidelity Stock Selector Small Cap Fund 2.5 Fidelity Total International Equity Fund 2.5 Fidelity International Capital Appreciation Fund 2.4 Fidelity Enhanced International ETF 1.9 Fidelity Inflation-Protected Bond Index Fund 1.9 82.4
VIP FundsManager 50% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 50% Portfolio
Class Name	VIP FundsManager® 50% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,408 $11,890 $11,251 $13,241 $15,080 $16,570 $14,244 $16,046 $17,391 $19,831 Fidelity VIP FundsManager 50% Composite Index℠ $10,000 $10,580 $11,886 $11,468 $13,496 $15,155 $16,615 $14,282 $16,222 $17,695 $20,308 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 14.03% 5.63% 7.09% Fidelity VIP FundsManager 50% Composite Index℠ 14.77% 6.03% 7.34% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,941,667,004	$ 3,941,667,004	$ 3,941,667,004	$ 3,941,667,004	$ 3,941,667,004	$ 3,941,667,004
Holdings Count | shares	40	40	40	40	40	40
Advisory Fees Paid, Amount	$ 3,887,640
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$3,941,667,004
Number of Holdings	40
Total Advisory Fee	$3,887,640
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 38.0 Domestic Equity Funds 32.8 International Equity Funds 20.6 Short-Term Funds 3.7 Short-Term Investments and Net Other Assets (Liabilities) 4.9 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.0 Domestic Equity Funds - 32.8 International Equity Funds - 20.6 Short-Term Funds - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 24.3 Fidelity Total Bond Fund 16.9 VIP Investment Grade Bond II Portfolio - Investor Class 16.9 Fidelity Overseas Fund 6.0 Fidelity Emerging Markets Fund 5.0 Fidelity Investments Money Market Government Portfolio - Institutional Class 3.7 Fidelity Stock Selector Small Cap Fund 2.1 Fidelity Total International Equity Fund 2.0 Fidelity International Capital Appreciation Fund 2.0 Fidelity Inflation-Protected Bond Index Fund 1.9 80.8
VIP FundsManager 50% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 50% Portfolio
Class Name	VIP FundsManager® 50% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,431 $11,938 $11,307 $13,330 $15,205 $16,727 $14,400 $16,250 $17,632 $20,138 Fidelity VIP FundsManager 50% Composite Index℠ $10,000 $10,580 $11,886 $11,468 $13,496 $15,155 $16,615 $14,282 $16,222 $17,695 $20,308 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 14.21% 5.78% 7.25% Fidelity VIP FundsManager 50% Composite Index℠ 14.77% 6.03% 7.34% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,941,667,004	$ 3,941,667,004	$ 3,941,667,004	$ 3,941,667,004	$ 3,941,667,004	$ 3,941,667,004
Holdings Count | shares	40	40	40	40	40	40
Advisory Fees Paid, Amount	$ 3,887,640
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$3,941,667,004
Number of Holdings	40
Total Advisory Fee	$3,887,640
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 38.0 Domestic Equity Funds 32.8 International Equity Funds 20.6 Short-Term Funds 3.7 Short-Term Investments and Net Other Assets (Liabilities) 4.9 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.0 Domestic Equity Funds - 32.8 International Equity Funds - 20.6 Short-Term Funds - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 24.3 Fidelity Total Bond Fund 16.9 VIP Investment Grade Bond II Portfolio - Investor Class 16.9 Fidelity Overseas Fund 6.0 Fidelity Emerging Markets Fund 5.0 Fidelity Investments Money Market Government Portfolio - Institutional Class 3.7 Fidelity Stock Selector Small Cap Fund 2.1 Fidelity Total International Equity Fund 2.0 Fidelity International Capital Appreciation Fund 2.0 Fidelity Inflation-Protected Bond Index Fund 1.9 80.8
VIP FundsManager 50% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 50% Portfolio
Class Name	VIP FundsManager® 50% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $10,422 $11,929 $11,308 $13,331 $15,195 $16,717 $14,388 $16,253 $17,635 $20,126 Fidelity VIP FundsManager 50% Composite Index℠ $10,000 $10,580 $11,886 $11,468 $13,496 $15,155 $16,615 $14,282 $16,222 $17,695 $20,308 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 14.13% 5.78% 7.24% Fidelity VIP FundsManager 50% Composite Index℠ 14.77% 6.03% 7.34% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,941,667,004	$ 3,941,667,004	$ 3,941,667,004	$ 3,941,667,004	$ 3,941,667,004	$ 3,941,667,004
Holdings Count | shares	40	40	40	40	40	40
Advisory Fees Paid, Amount	$ 3,887,640
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$3,941,667,004
Number of Holdings	40
Total Advisory Fee	$3,887,640
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 38.0 Domestic Equity Funds 32.8 International Equity Funds 20.6 Short-Term Funds 3.7 Short-Term Investments and Net Other Assets (Liabilities) 4.9 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.0 Domestic Equity Funds - 32.8 International Equity Funds - 20.6 Short-Term Funds - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 24.3 Fidelity Total Bond Fund 16.9 VIP Investment Grade Bond II Portfolio - Investor Class 16.9 Fidelity Overseas Fund 6.0 Fidelity Emerging Markets Fund 5.0 Fidelity Investments Money Market Government Portfolio - Institutional Class 3.7 Fidelity Stock Selector Small Cap Fund 2.1 Fidelity Total International Equity Fund 2.0 Fidelity International Capital Appreciation Fund 2.0 Fidelity Inflation-Protected Bond Index Fund 1.9 80.8
VIP FundsManager 40% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 40% Portfolio
Class Name	VIP FundsManager® 40% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2023 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,550 $11,321 Fidelity VIP FundsManager 40% Composite Index℠ $10,000 $10,647 $11,476 Bloomberg U.S. Aggregate Bond Index $10,000 $10,202 $10,329 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Service Class 2 12.24% 9.21% Fidelity VIP FundsManager 40% Composite Index℠ 13.03% 10.03% Bloomberg U.S. Aggregate Bond Index 7.30% 3.85% A From April 13, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 54,460,029	$ 54,460,029	$ 54,460,029	$ 54,460,029	$ 54,460,029	$ 54,460,029
Holdings Count | shares	29	29	29	29	29	29
Advisory Fees Paid, Amount	$ 34,463
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$54,460,029
Number of Holdings	29
Total Advisory Fee	$34,463
Portfolio Turnover	45%

Holdings [Text Block]	Bond Funds 43.1 Domestic Equity Funds 27.0 International Equity Funds 18.4 Short-Term Funds 7.2 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 43.1 Domestic Equity Funds - 27.0 International Equity Funds - 18.4 Short-Term Funds - 7.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 19.9 Fidelity Total Bond Fund 19.5 VIP Investment Grade Bond II Portfolio - Investor Class 19.5 Fidelity Investments Money Market Government Portfolio - Institutional Class 7.2 Fidelity Overseas Fund 5.0 Fidelity Emerging Markets Fund 5.0 Fidelity Enhanced International ETF 2.1 Fidelity Inflation-Protected Bond Index Fund 1.9 Fidelity Stock Selector Small Cap Fund 1.7 Fidelity Total International Equity Fund 1.6 83.4
VIP FundsManager 40% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 40% Portfolio
Class Name	VIP FundsManager® 40% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2023 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,561 $11,359 Fidelity VIP FundsManager 40% Composite Index℠ $10,000 $10,647 $11,476 Bloomberg U.S. Aggregate Bond Index $10,000 $10,202 $10,329 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Service Class 12.30% 9.36% Fidelity VIP FundsManager 40% Composite Index℠ 13.03% 10.03% Bloomberg U.S. Aggregate Bond Index 7.30% 3.85% A From April 13, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 54,460,029	$ 54,460,029	$ 54,460,029	$ 54,460,029	$ 54,460,029	$ 54,460,029
Holdings Count | shares	29	29	29	29	29	29
Advisory Fees Paid, Amount	$ 34,463
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$54,460,029
Number of Holdings	29
Total Advisory Fee	$34,463
Portfolio Turnover	45%

Holdings [Text Block]	Bond Funds 43.1 Domestic Equity Funds 27.0 International Equity Funds 18.4 Short-Term Funds 7.2 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 43.1 Domestic Equity Funds - 27.0 International Equity Funds - 18.4 Short-Term Funds - 7.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 19.9 Fidelity Total Bond Fund 19.5 VIP Investment Grade Bond II Portfolio - Investor Class 19.5 Fidelity Investments Money Market Government Portfolio - Institutional Class 7.2 Fidelity Overseas Fund 5.0 Fidelity Emerging Markets Fund 5.0 Fidelity Enhanced International ETF 2.1 Fidelity Inflation-Protected Bond Index Fund 1.9 Fidelity Stock Selector Small Cap Fund 1.7 Fidelity Total International Equity Fund 1.6 83.4
VIP FundsManager 40% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 40% Portfolio
Class Name	VIP FundsManager® 40% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2023 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $10,561 $11,349 Fidelity VIP FundsManager 40% Composite Index℠ $10,000 $10,647 $11,476 Bloomberg U.S. Aggregate Bond Index $10,000 $10,202 $10,329 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Investor Class 12.40% 9.36% Fidelity VIP FundsManager 40% Composite Index℠ 13.03% 10.03% Bloomberg U.S. Aggregate Bond Index 7.30% 3.85% A From April 13, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 54,460,029	$ 54,460,029	$ 54,460,029	$ 54,460,029	$ 54,460,029	$ 54,460,029
Holdings Count | shares	29	29	29	29	29	29
Advisory Fees Paid, Amount	$ 34,463
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$54,460,029
Number of Holdings	29
Total Advisory Fee	$34,463
Portfolio Turnover	45%

Holdings [Text Block]	Bond Funds 43.1 Domestic Equity Funds 27.0 International Equity Funds 18.4 Short-Term Funds 7.2 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 43.1 Domestic Equity Funds - 27.0 International Equity Funds - 18.4 Short-Term Funds - 7.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 19.9 Fidelity Total Bond Fund 19.5 VIP Investment Grade Bond II Portfolio - Investor Class 19.5 Fidelity Investments Money Market Government Portfolio - Institutional Class 7.2 Fidelity Overseas Fund 5.0 Fidelity Emerging Markets Fund 5.0 Fidelity Enhanced International ETF 2.1 Fidelity Inflation-Protected Bond Index Fund 1.9 Fidelity Stock Selector Small Cap Fund 1.7 Fidelity Total International Equity Fund 1.6 83.4
VIP FundsManager 30% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 30% Portfolio
Class Name	VIP FundsManager® 30% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2023 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,469 $11,124 Fidelity VIP FundsManager 30% Composite Index℠ $10,000 $10,553 $11,239 Bloomberg U.S. Aggregate Bond Index $10,000 $10,202 $10,329 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Service Class 2 10.71% 7.96% Fidelity VIP FundsManager 30% Composite Index℠ 11.30% 8.58% Bloomberg U.S. Aggregate Bond Index 7.30% 3.85% A From April 13, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 27,977,584	$ 27,977,584	$ 27,977,584	$ 27,977,584	$ 27,977,584	$ 27,977,584
Holdings Count | shares	30	30	30	30	30	30
Advisory Fees Paid, Amount	$ 21,997
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$27,977,584
Number of Holdings	30
Total Advisory Fee	$21,997
Portfolio Turnover	48%

Holdings [Text Block]	Bond Funds 48.2 Domestic Equity Funds 21.0 International Equity Funds 14.4 Short-Term Funds 11.4 Short-Term Investments and Net Other Assets (Liabilities) 5.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 48.2 Domestic Equity Funds - 21.0 International Equity Funds - 14.4 Short-Term Funds - 11.4 Short-Term Investments and Net Other Assets (Liabilities) - 5.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Total Bond Fund 22.0 VIP Investment Grade Bond II Portfolio - Investor Class 22.0 VIP Stock Selector Portfolio - Investor Class 14.9 Fidelity Investments Money Market Government Portfolio - Institutional Class 11.4 Fidelity Emerging Markets Fund 4.0 Fidelity Overseas Fund 3.7 Fidelity Enhanced International ETF 1.9 Fidelity Inflation-Protected Bond Index Fund 1.9 Fidelity High Income Fund 1.5 Fidelity Stock Selector Small Cap Fund 1.3 84.6
VIP FundsManager 30% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 30% Portfolio
Class Name	VIP FundsManager® 30% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2023 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,480 $11,152 Fidelity VIP FundsManager 30% Composite Index℠ $10,000 $10,553 $11,239 Bloomberg U.S. Aggregate Bond Index $10,000 $10,202 $10,329 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Service Class 10.86% 8.11% Fidelity VIP FundsManager 30% Composite Index℠ 11.30% 8.58% Bloomberg U.S. Aggregate Bond Index 7.30% 3.85% A From April 13, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 27,977,584	$ 27,977,584	$ 27,977,584	$ 27,977,584	$ 27,977,584	$ 27,977,584
Holdings Count | shares	30	30	30	30	30	30
Advisory Fees Paid, Amount	$ 21,997
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$27,977,584
Number of Holdings	30
Total Advisory Fee	$21,997
Portfolio Turnover	48%

Holdings [Text Block]	Bond Funds 48.2 Domestic Equity Funds 21.0 International Equity Funds 14.4 Short-Term Funds 11.4 Short-Term Investments and Net Other Assets (Liabilities) 5.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 48.2 Domestic Equity Funds - 21.0 International Equity Funds - 14.4 Short-Term Funds - 11.4 Short-Term Investments and Net Other Assets (Liabilities) - 5.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Total Bond Fund 22.0 VIP Investment Grade Bond II Portfolio - Investor Class 22.0 VIP Stock Selector Portfolio - Investor Class 14.9 Fidelity Investments Money Market Government Portfolio - Institutional Class 11.4 Fidelity Emerging Markets Fund 4.0 Fidelity Overseas Fund 3.7 Fidelity Enhanced International ETF 1.9 Fidelity Inflation-Protected Bond Index Fund 1.9 Fidelity High Income Fund 1.5 Fidelity Stock Selector Small Cap Fund 1.3 84.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Expense reductions
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP FundsManager 30% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 30% Portfolio
Class Name	VIP FundsManager® 30% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2023 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $10,480 $11,152 Fidelity VIP FundsManager 30% Composite Index℠ $10,000 $10,553 $11,239 Bloomberg U.S. Aggregate Bond Index $10,000 $10,202 $10,329 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Investor Class 10.86% 8.11% Fidelity VIP FundsManager 30% Composite Index℠ 11.30% 8.58% Bloomberg U.S. Aggregate Bond Index 7.30% 3.85% A From April 13, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 27,977,584	$ 27,977,584	$ 27,977,584	$ 27,977,584	$ 27,977,584	$ 27,977,584
Holdings Count | shares	30	30	30	30	30	30
Advisory Fees Paid, Amount	$ 21,997
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$27,977,584
Number of Holdings	30
Total Advisory Fee	$21,997
Portfolio Turnover	48%

Holdings [Text Block]	Bond Funds 48.2 Domestic Equity Funds 21.0 International Equity Funds 14.4 Short-Term Funds 11.4 Short-Term Investments and Net Other Assets (Liabilities) 5.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 48.2 Domestic Equity Funds - 21.0 International Equity Funds - 14.4 Short-Term Funds - 11.4 Short-Term Investments and Net Other Assets (Liabilities) - 5.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Total Bond Fund 22.0 VIP Investment Grade Bond II Portfolio - Investor Class 22.0 VIP Stock Selector Portfolio - Investor Class 14.9 Fidelity Investments Money Market Government Portfolio - Institutional Class 11.4 Fidelity Emerging Markets Fund 4.0 Fidelity Overseas Fund 3.7 Fidelity Enhanced International ETF 1.9 Fidelity Inflation-Protected Bond Index Fund 1.9 Fidelity High Income Fund 1.5 Fidelity Stock Selector Small Cap Fund 1.3 84.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Expense reductions
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP FundsManager 20% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 20% Portfolio
Class Name	VIP FundsManager® 20% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,266 $11,004 $10,804 $11,912 $12,861 $13,314 $12,027 $12,978 $13,678 $14,912 Fidelity VIP FundsManager 20% Composite Index℠ $10,000 $10,334 $10,981 $10,885 $12,032 $12,967 $13,389 $12,088 $13,138 $13,851 $15,158 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 9.03% 3.00% 4.08% Fidelity VIP FundsManager 20% Composite Index℠ 9.44% 3.17% 4.25% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 689,942,447	$ 689,942,447	$ 689,942,447	$ 689,942,447	$ 689,942,447	$ 689,942,447
Holdings Count | shares	36	36	36	36	36	36
Advisory Fees Paid, Amount	$ 677,801
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$689,942,447
Number of Holdings	36
Total Advisory Fee	$677,801
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 48.0 Short-Term Funds 23.7 Domestic Equity Funds 14.9 International Equity Funds 8.5 Short-Term Investments and Net Other Assets (Liabilities) 4.9 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 48.0 Short-Term Funds - 23.7 Domestic Equity Funds - 14.9 International Equity Funds - 8.5 Short-Term Investments and Net Other Assets (Liabilities) - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Investments Money Market Government Portfolio - Institutional Class 23.7 Fidelity Total Bond Fund 21.9 VIP Investment Grade Bond II Portfolio - Investor Class 21.9 VIP Stock Selector Portfolio - Investor Class 9.6 Fidelity Overseas Fund 2.5 Fidelity Emerging Markets Fund 2.1 Fidelity Inflation-Protected Bond Index Fund 1.9 Fidelity High Income Fund 1.5 Fidelity Hedged Equity Fund 1.3 Fidelity Stock Selector Small Cap Fund 0.8 87.2
VIP FundsManager 20% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 20% Portfolio
Class Name	VIP FundsManager® 20% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,283 $11,037 $10,853 $11,981 $12,953 $13,437 $12,149 $13,138 $13,864 $15,130 Fidelity VIP FundsManager 20% Composite Index℠ $10,000 $10,334 $10,981 $10,885 $12,032 $12,967 $13,389 $12,088 $13,138 $13,851 $15,158 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 9.13% 3.16% 4.23% Fidelity VIP FundsManager 20% Composite Index℠ 9.44% 3.17% 4.25% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 689,942,447	$ 689,942,447	$ 689,942,447	$ 689,942,447	$ 689,942,447	$ 689,942,447
Holdings Count | shares	36	36	36	36	36	36
Advisory Fees Paid, Amount	$ 677,801
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$689,942,447
Number of Holdings	36
Total Advisory Fee	$677,801
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 48.0 Short-Term Funds 23.7 Domestic Equity Funds 14.9 International Equity Funds 8.5 Short-Term Investments and Net Other Assets (Liabilities) 4.9 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 48.0 Short-Term Funds - 23.7 Domestic Equity Funds - 14.9 International Equity Funds - 8.5 Short-Term Investments and Net Other Assets (Liabilities) - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Investments Money Market Government Portfolio - Institutional Class 23.7 Fidelity Total Bond Fund 21.9 VIP Investment Grade Bond II Portfolio - Investor Class 21.9 VIP Stock Selector Portfolio - Investor Class 9.6 Fidelity Overseas Fund 2.5 Fidelity Emerging Markets Fund 2.1 Fidelity Inflation-Protected Bond Index Fund 1.9 Fidelity High Income Fund 1.5 Fidelity Hedged Equity Fund 1.3 Fidelity Stock Selector Small Cap Fund 0.8 87.2
VIP FundsManager 20% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 20% Portfolio
Class Name	VIP FundsManager® 20% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $10,293 $11,038 $10,854 $11,983 $12,967 $13,441 $12,151 $13,141 $13,868 $15,135 Fidelity VIP FundsManager 20% Composite Index℠ $10,000 $10,334 $10,981 $10,885 $12,032 $12,967 $13,389 $12,088 $13,138 $13,851 $15,158 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 9.14% 3.14% 4.23% Fidelity VIP FundsManager 20% Composite Index℠ 9.44% 3.17% 4.25% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 689,942,447	$ 689,942,447	$ 689,942,447	$ 689,942,447	$ 689,942,447	$ 689,942,447
Holdings Count | shares	36	36	36	36	36	36
Advisory Fees Paid, Amount	$ 677,801
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$689,942,447
Number of Holdings	36
Total Advisory Fee	$677,801
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 48.0 Short-Term Funds 23.7 Domestic Equity Funds 14.9 International Equity Funds 8.5 Short-Term Investments and Net Other Assets (Liabilities) 4.9 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 48.0 Short-Term Funds - 23.7 Domestic Equity Funds - 14.9 International Equity Funds - 8.5 Short-Term Investments and Net Other Assets (Liabilities) - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Investments Money Market Government Portfolio - Institutional Class 23.7 Fidelity Total Bond Fund 21.9 VIP Investment Grade Bond II Portfolio - Investor Class 21.9 VIP Stock Selector Portfolio - Investor Class 9.6 Fidelity Overseas Fund 2.5 Fidelity Emerging Markets Fund 2.1 Fidelity Inflation-Protected Bond Index Fund 1.9 Fidelity High Income Fund 1.5 Fidelity Hedged Equity Fund 1.3 Fidelity Stock Selector Small Cap Fund 0.8 87.2
VIP Freedom Lifetime Income III Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Freedom Lifetime Income® III Portfolio
Class Name	VIP Freedom Lifetime Income® III Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom Lifetime Income® III Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® III Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index the past year, especially in non-U.S. developed-market equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.32%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.39%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.81% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. VIP Freedom Lifetime Income® III Portfolio $10,000 $10,683 $12,376 $11,673 $14,060 $16,201 $17,785 $14,932 $16,833 $18,146 $20,618 Fidelity VIP Freedom Lifetime Income III Composite Index℠ $10,000 $10,701 $12,253 $11,795 $14,019 $15,834 $17,255 $14,576 $16,513 $17,883 $20,377 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year VIP Freedom Lifetime Income® III Portfolio 13.62% 4.94% 7.50% Fidelity VIP Freedom Lifetime Income III Composite Index℠ 13.94% 5.17% 7.38% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 30,010,776	$ 30,010,776	$ 30,010,776	$ 30,010,776	$ 30,010,776	$ 30,010,776
Holdings Count | shares	16	16	16	16	16	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$30,010,776
Number of Holdings	16
Total Advisory Fee	$0
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 52.3 Domestic Equity Funds 25.1 International Equity Funds 21.4 Short-Term Funds 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 52.3 Domestic Equity Funds - 25.1 International Equity Funds - 21.4 Short-Term Funds - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 30.7 VIP Overseas Portfolio - Investor Class 14.8 Fidelity Inflation-Protected Bond Index Fund 12.4 VIP Growth Portfolio - Investor Class 7.1 VIP Emerging Markets Portfolio - Investor Class 6.6 VIP Growth & Income Portfolio - Investor Class 4.7 Fidelity Long-Term Treasury Bond Index Fund 4.7 VIP Contrafund Portfolio - Investor Class 4.3 VIP Equity Income Portfolio - Investor Class 3.5 Fidelity International Bond Index Fund 3.3 92.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom Lifetime Income II Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Freedom Lifetime Income® II Portfolio
Class Name	VIP Freedom Lifetime Income® II Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom Lifetime Income® II Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® II Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index the past year, especially in non-U.S. developed-market equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.32%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.39%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.81% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. VIP Freedom Lifetime Income® II Portfolio $10,000 $10,590 $11,892 $11,422 $13,316 $15,017 $15,958 $13,751 $15,099 $15,940 $17,678 Fidelity VIP Freedom Lifetime Income II Composite Index℠ $10,000 $10,564 $11,757 $11,494 $13,234 $14,653 $15,509 $13,466 $14,846 $15,747 $17,443 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year VIP Freedom Lifetime Income® II Portfolio 10.90% 3.32% 5.86% Fidelity VIP Freedom Lifetime Income II Composite Index℠ 10.77% 3.55% 5.72% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 25,500,475	$ 25,500,475	$ 25,500,475	$ 25,500,475	$ 25,500,475	$ 25,500,475
Holdings Count | shares	16	16	16	16	16	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$25,500,475
Number of Holdings	16
Total Advisory Fee	$0
Portfolio Turnover	27%

Holdings [Text Block]	Bond Funds 59.4 Domestic Equity Funds 15.4 International Equity Funds 14.8 Short-Term Funds 10.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.4 Domestic Equity Funds - 15.4 International Equity Funds - 14.8 Short-Term Funds - 10.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 36.7 Fidelity Inflation-Protected Bond Index Fund 14.6 VIP Government Money Market Portfolio - Investor Class 10.4 VIP Overseas Portfolio - Investor Class 10.2 VIP Emerging Markets Portfolio - Investor Class 4.6 VIP Growth Portfolio - Investor Class 4.3 Fidelity International Bond Index Fund 3.7 Fidelity Long-Term Treasury Bond Index Fund 3.2 VIP Growth & Income Portfolio - Investor Class 2.9 VIP Contrafund Portfolio - Investor Class 2.4 93.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom Lifetime Income I Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Freedom Lifetime Income® I Portfolio
Class Name	VIP Freedom Lifetime Income® I Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom Lifetime Income® I Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® I Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index the past year, especially in non-U.S. developed-market equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.32%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.39%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.81% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. VIP Freedom Lifetime Income® I Portfolio $10,000 $10,505 $11,306 $11,014 $12,367 $13,658 $14,104 $12,410 $13,389 $13,962 $15,316 Fidelity VIP Freedom Lifetime Income I Composite Index℠ $10,000 $10,383 $11,085 $10,933 $12,145 $13,191 $13,607 $12,063 $13,068 $13,700 $14,994 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year VIP Freedom Lifetime Income® I Portfolio 9.70% 2.32% 4.36% Fidelity VIP Freedom Lifetime Income I Composite Index℠ 9.44% 2.60% 4.13% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 8,047,826	$ 8,047,826	$ 8,047,826	$ 8,047,826	$ 8,047,826	$ 8,047,826
Holdings Count | shares	16	16	16	16	16	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$8,047,826
Number of Holdings	16
Total Advisory Fee	$0
Portfolio Turnover	26%

Holdings [Text Block]	Bond Funds 61.4 Short-Term Funds 14.2 International Equity Funds 12.4 Domestic Equity Funds 12.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 61.4 Short-Term Funds - 14.2 International Equity Funds - 12.4 Domestic Equity Funds - 12.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 38.2 Fidelity Inflation-Protected Bond Index Fund 15.5 VIP Government Money Market Portfolio - Investor Class 14.2 VIP Overseas Portfolio - Investor Class 8.5 VIP Emerging Markets Portfolio - Investor Class 3.9 Fidelity International Bond Index Fund 3.6 VIP Growth Portfolio - Investor Class 3.2 Fidelity Long-Term Treasury Bond Index Fund 2.9 VIP Growth & Income Portfolio - Investor Class 2.1 VIP Contrafund Portfolio - Investor Class 1.9 94.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom Income Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom Income Portfolio℠
Class Name	VIP Freedom Income Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom Income Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,417 $11,288 $11,031 $12,314 $13,581 $13,992 $12,277 $13,216 $13,771 $15,053 Fidelity VIP Freedom Income Composite Index℠ $10,000 $10,385 $11,122 $11,045 $12,244 $13,298 $13,717 $12,161 $13,174 $13,811 $15,114 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 9.31% 2.08% 4.17% Fidelity VIP Freedom Income Composite Index℠ 9.43% 2.59% 4.22% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 115,981,494	$ 115,981,494	$ 115,981,494	$ 115,981,494	$ 115,981,494	$ 115,981,494
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$115,981,494
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	53%

Holdings [Text Block]	Bond Funds 61.1 Short-Term Funds 15.1 International Equity Funds 12.4 Domestic Equity Funds 11.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 61.1 Short-Term Funds - 15.1 International Equity Funds - 12.4 Domestic Equity Funds - 11.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 36.8 Fidelity Inflation-Protected Bond Index Fund 17.5 VIP Government Money Market Portfolio - Initial Class 15.1 VIP Overseas Portfolio - Initial Class 8.2 VIP Emerging Markets Portfolio - Initial Class 4.2 Fidelity International Bond Index Fund 3.4 VIP Growth Portfolio - Initial Class 3.4 Fidelity Long-Term Treasury Bond Index Fund 3.0 VIP Growth & Income Portfolio - Initial Class 2.2 VIP Contrafund Portfolio - Initial Class 2.0 95.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom Income Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom Income Portfolio℠
Class Name	VIP Freedom Income Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom Income Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,432 $11,317 $11,078 $12,393 $13,679 $14,112 $12,411 $13,381 $13,954 $15,287 Fidelity VIP Freedom Income Composite Index℠ $10,000 $10,385 $11,122 $11,045 $12,244 $13,298 $13,717 $12,161 $13,174 $13,811 $15,114 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 9.56% 2.25% 4.34% Fidelity VIP Freedom Income Composite Index℠ 9.43% 2.59% 4.22% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 115,981,494	$ 115,981,494	$ 115,981,494	$ 115,981,494	$ 115,981,494	$ 115,981,494
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$115,981,494
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	53%

Holdings [Text Block]	Bond Funds 61.1 Short-Term Funds 15.1 International Equity Funds 12.4 Domestic Equity Funds 11.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 61.1 Short-Term Funds - 15.1 International Equity Funds - 12.4 Domestic Equity Funds - 11.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 36.8 Fidelity Inflation-Protected Bond Index Fund 17.5 VIP Government Money Market Portfolio - Initial Class 15.1 VIP Overseas Portfolio - Initial Class 8.2 VIP Emerging Markets Portfolio - Initial Class 4.2 Fidelity International Bond Index Fund 3.4 VIP Growth Portfolio - Initial Class 3.4 Fidelity Long-Term Treasury Bond Index Fund 3.0 VIP Growth & Income Portfolio - Initial Class 2.2 VIP Contrafund Portfolio - Initial Class 2.0 95.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom Income Portfolio℠
Class Name	VIP Freedom Income Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom Income Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,450 $11,337 $11,115 $12,442 $13,745 $14,206 $12,495 $13,483 $14,083 $15,439 Fidelity VIP Freedom Income Composite Index℠ $10,000 $10,385 $11,122 $11,045 $12,244 $13,298 $13,717 $12,161 $13,174 $13,811 $15,114 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 9.63% 2.35% 4.44% Fidelity VIP Freedom Income Composite Index℠ 9.43% 2.59% 4.22% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 115,981,494	$ 115,981,494	$ 115,981,494	$ 115,981,494	$ 115,981,494	$ 115,981,494
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$115,981,494
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	53%

Holdings [Text Block]	Bond Funds 61.1 Short-Term Funds 15.1 International Equity Funds 12.4 Domestic Equity Funds 11.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 61.1 Short-Term Funds - 15.1 International Equity Funds - 12.4 Domestic Equity Funds - 11.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 36.8 Fidelity Inflation-Protected Bond Index Fund 17.5 VIP Government Money Market Portfolio - Initial Class 15.1 VIP Overseas Portfolio - Initial Class 8.2 VIP Emerging Markets Portfolio - Initial Class 4.2 Fidelity International Bond Index Fund 3.4 VIP Growth Portfolio - Initial Class 3.4 Fidelity Long-Term Treasury Bond Index Fund 3.0 VIP Growth & Income Portfolio - Initial Class 2.2 VIP Contrafund Portfolio - Initial Class 2.0 95.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2065 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2065 Portfolio℠
Class Name	VIP Freedom 2065 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $11,161 $13,285 $15,607 $12,728 $15,162 $17,226 Fidelity VIP Freedom 2065 Composite Index℠ $10,000 $11,078 $12,911 $15,000 $12,279 $14,749 $16,878 S&P 500® Index $10,000 $11,346 $13,433 $17,289 $14,158 $17,880 $22,353 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 2 19.52% 9.16% 11.33% Fidelity VIP Freedom 2065 Composite Index℠ 21.44% 9.68% 11.25% S&P 500® Index 17.88% 14.42% 15.49% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 11,820,298	$ 11,820,298	$ 11,820,298	$ 11,820,298	$ 11,820,298	$ 11,820,298
Holdings Count | shares	12	12	12	12	12	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$11,820,298
Number of Holdings	12
Total Advisory Fee	$0
Portfolio Turnover	56%

Holdings [Text Block]	Domestic Equity Funds 52.7 International Equity Funds 40.4 Bond Funds 6.6 Short-Term Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.7 International Equity Funds - 40.4 Bond Funds - 6.6 Short-Term Funds - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.7 VIP Growth Portfolio - Initial Class 15.4 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 10.3 VIP Contrafund Portfolio - Initial Class 9.3 VIP Equity-Income Portfolio - Initial Class 7.5 Fidelity Long-Term Treasury Bond Index Fund 6.5 VIP Value Portfolio - Initial Class 5.3 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2065 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2065 Portfolio℠
Class Name	VIP Freedom 2065 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $11,172 $13,313 $15,678 $12,806 $15,276 $17,369 Fidelity VIP Freedom 2065 Composite Index℠ $10,000 $11,078 $12,911 $15,000 $12,279 $14,749 $16,878 S&P 500® Index $10,000 $11,346 $13,433 $17,289 $14,158 $17,880 $22,353 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 19.71% 9.33% 11.49% Fidelity VIP Freedom 2065 Composite Index℠ 21.44% 9.68% 11.25% S&P 500® Index 17.88% 14.42% 15.49% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 11,820,298	$ 11,820,298	$ 11,820,298	$ 11,820,298	$ 11,820,298	$ 11,820,298
Holdings Count | shares	12	12	12	12	12	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$11,820,298
Number of Holdings	12
Total Advisory Fee	$0
Portfolio Turnover	56%

Holdings [Text Block]	Domestic Equity Funds 52.7 International Equity Funds 40.4 Bond Funds 6.6 Short-Term Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.7 International Equity Funds - 40.4 Bond Funds - 6.6 Short-Term Funds - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.7 VIP Growth Portfolio - Initial Class 15.4 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 10.3 VIP Contrafund Portfolio - Initial Class 9.3 VIP Equity-Income Portfolio - Initial Class 7.5 Fidelity Long-Term Treasury Bond Index Fund 6.5 VIP Value Portfolio - Initial Class 5.3 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2065 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2065 Portfolio℠
Class Name	VIP Freedom 2065 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $11,179 $13,343 $15,719 $12,855 $15,342 $17,468 Fidelity VIP Freedom 2065 Composite Index℠ $10,000 $11,078 $12,911 $15,000 $12,279 $14,749 $16,878 S&P 500® Index $10,000 $11,346 $13,433 $17,289 $14,158 $17,880 $22,353 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Initial Class 19.86% 9.43% 11.61% Fidelity VIP Freedom 2065 Composite Index℠ 21.44% 9.68% 11.25% S&P 500® Index 17.88% 14.42% 15.49% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 11,820,298	$ 11,820,298	$ 11,820,298	$ 11,820,298	$ 11,820,298	$ 11,820,298
Holdings Count | shares	12	12	12	12	12	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$11,820,298
Number of Holdings	12
Total Advisory Fee	$0
Portfolio Turnover	56%

Holdings [Text Block]	Domestic Equity Funds 52.7 International Equity Funds 40.4 Bond Funds 6.6 Short-Term Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.7 International Equity Funds - 40.4 Bond Funds - 6.6 Short-Term Funds - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.7 VIP Growth Portfolio - Initial Class 15.4 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 10.3 VIP Contrafund Portfolio - Initial Class 9.3 VIP Equity-Income Portfolio - Initial Class 7.5 Fidelity Long-Term Treasury Bond Index Fund 6.5 VIP Value Portfolio - Initial Class 5.3 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2060 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2060 Portfolio℠
Class Name	VIP Freedom 2060 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $11,161 $13,286 $15,614 $12,743 $15,180 $17,234 Fidelity VIP Freedom 2060 Composite Index℠ $10,000 $11,078 $12,911 $15,000 $12,279 $14,749 $16,878 S&P 500® Index $10,000 $11,346 $13,433 $17,289 $14,158 $17,880 $22,353 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 2 19.53% 9.17% 11.34% Fidelity VIP Freedom 2060 Composite Index℠ 21.44% 9.68% 11.25% S&P 500® Index 17.88% 14.42% 15.49% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 31,123,291	$ 31,123,291	$ 31,123,291	$ 31,123,291	$ 31,123,291	$ 31,123,291
Holdings Count | shares	12	12	12	12	12	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$31,123,291
Number of Holdings	12
Total Advisory Fee	$0
Portfolio Turnover	52%

Holdings [Text Block]	Domestic Equity Funds 52.7 International Equity Funds 40.4 Bond Funds 6.6 Short-Term Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.7 International Equity Funds - 40.4 Bond Funds - 6.6 Short-Term Funds - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.7 VIP Growth Portfolio - Initial Class 15.4 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 10.3 VIP Contrafund Portfolio - Initial Class 9.3 VIP Equity-Income Portfolio - Initial Class 7.5 Fidelity Long-Term Treasury Bond Index Fund 6.5 VIP Value Portfolio - Initial Class 5.3 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2060 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2060 Portfolio℠
Class Name	VIP Freedom 2060 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $11,180 $13,329 $15,677 $12,813 $15,287 $17,384 Fidelity VIP Freedom 2060 Composite Index℠ $10,000 $11,078 $12,911 $15,000 $12,279 $14,749 $16,878 S&P 500® Index $10,000 $11,346 $13,433 $17,289 $14,158 $17,880 $22,353 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 19.75% 9.33% 11.51% Fidelity VIP Freedom 2060 Composite Index℠ 21.44% 9.68% 11.25% S&P 500® Index 17.88% 14.42% 15.49% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 31,123,291	$ 31,123,291	$ 31,123,291	$ 31,123,291	$ 31,123,291	$ 31,123,291
Holdings Count | shares	12	12	12	12	12	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$31,123,291
Number of Holdings	12
Total Advisory Fee	$0
Portfolio Turnover	52%

Holdings [Text Block]	Domestic Equity Funds 52.7 International Equity Funds 40.4 Bond Funds 6.6 Short-Term Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.7 International Equity Funds - 40.4 Bond Funds - 6.6 Short-Term Funds - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.7 VIP Growth Portfolio - Initial Class 15.4 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 10.3 VIP Contrafund Portfolio - Initial Class 9.3 VIP Equity-Income Portfolio - Initial Class 7.5 Fidelity Long-Term Treasury Bond Index Fund 6.5 VIP Value Portfolio - Initial Class 5.3 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2060 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2060 Portfolio℠
Class Name	VIP Freedom 2060 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $11,186 $13,345 $15,719 $12,860 $15,353 $17,486 Fidelity VIP Freedom 2060 Composite Index℠ $10,000 $11,078 $12,911 $15,000 $12,279 $14,749 $16,878 S&P 500® Index $10,000 $11,346 $13,433 $17,289 $14,158 $17,880 $22,353 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Initial Class 19.83% 9.44% 11.62% Fidelity VIP Freedom 2060 Composite Index℠ 21.44% 9.68% 11.25% S&P 500® Index 17.88% 14.42% 15.49% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 31,123,291	$ 31,123,291	$ 31,123,291	$ 31,123,291	$ 31,123,291	$ 31,123,291
Holdings Count | shares	12	12	12	12	12	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$31,123,291
Number of Holdings	12
Total Advisory Fee	$0
Portfolio Turnover	52%

Holdings [Text Block]	Domestic Equity Funds 52.7 International Equity Funds 40.4 Bond Funds 6.6 Short-Term Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.7 International Equity Funds - 40.4 Bond Funds - 6.6 Short-Term Funds - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.7 VIP Growth Portfolio - Initial Class 15.4 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 10.3 VIP Contrafund Portfolio - Initial Class 9.3 VIP Equity-Income Portfolio - Initial Class 7.5 Fidelity Long-Term Treasury Bond Index Fund 6.5 VIP Value Portfolio - Initial Class 5.3 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Expense reductions	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Expense reductions
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2055 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2055 Portfolio℠
Class Name	VIP Freedom 2055 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $11,160 $13,282 $15,609 $12,728 $15,162 $17,226 Fidelity VIP Freedom 2055 Composite Index℠ $10,000 $11,078 $12,911 $15,000 $12,279 $14,749 $16,878 S&P 500® Index $10,000 $11,346 $13,433 $17,289 $14,158 $17,880 $22,353 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 2 19.53% 9.16% 11.33% Fidelity VIP Freedom 2055 Composite Index℠ 21.44% 9.68% 11.25% S&P 500® Index 17.88% 14.42% 15.49% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 36,147,428	$ 36,147,428	$ 36,147,428	$ 36,147,428	$ 36,147,428	$ 36,147,428
Holdings Count | shares	13	13	13	13	13	13
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$36,147,428
Number of Holdings	13
Total Advisory Fee	$0
Portfolio Turnover	33%

Holdings [Text Block]	Domestic Equity Funds 52.7 International Equity Funds 40.4 Bond Funds 6.7 Short-Term Funds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.7 International Equity Funds - 40.4 Bond Funds - 6.7 Short-Term Funds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.7 VIP Growth Portfolio - Initial Class 15.4 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 10.3 VIP Contrafund Portfolio - Initial Class 9.3 VIP Equity-Income Portfolio - Initial Class 7.5 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Value Portfolio - Initial Class 5.2 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.4 99.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2055 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2055 Portfolio℠
Class Name	VIP Freedom 2055 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $11,178 $13,314 $15,673 $12,796 $15,279 $17,375 Fidelity VIP Freedom 2055 Composite Index℠ $10,000 $11,078 $12,911 $15,000 $12,279 $14,749 $16,878 S&P 500® Index $10,000 $11,346 $13,433 $17,289 $14,158 $17,880 $22,353 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 19.71% 9.33% 11.50% Fidelity VIP Freedom 2055 Composite Index℠ 21.44% 9.68% 11.25% S&P 500® Index 17.88% 14.42% 15.49% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 36,147,428	$ 36,147,428	$ 36,147,428	$ 36,147,428	$ 36,147,428	$ 36,147,428
Holdings Count | shares	13	13	13	13	13	13
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$36,147,428
Number of Holdings	13
Total Advisory Fee	$0
Portfolio Turnover	33%

Holdings [Text Block]	Domestic Equity Funds 52.7 International Equity Funds 40.4 Bond Funds 6.7 Short-Term Funds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.7 International Equity Funds - 40.4 Bond Funds - 6.7 Short-Term Funds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.7 VIP Growth Portfolio - Initial Class 15.4 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 10.3 VIP Contrafund Portfolio - Initial Class 9.3 VIP Equity-Income Portfolio - Initial Class 7.5 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Value Portfolio - Initial Class 5.2 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.4 99.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2055 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2055 Portfolio℠
Class Name	VIP Freedom 2055 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $11,185 $13,342 $15,715 $12,846 $15,348 $17,467 Fidelity VIP Freedom 2055 Composite Index℠ $10,000 $11,078 $12,911 $15,000 $12,279 $14,749 $16,878 S&P 500® Index $10,000 $11,346 $13,433 $17,289 $14,158 $17,880 $22,353 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Initial Class 19.85% 9.43% 11.60% Fidelity VIP Freedom 2055 Composite Index℠ 21.44% 9.68% 11.25% S&P 500® Index 17.88% 14.42% 15.49% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 36,147,428	$ 36,147,428	$ 36,147,428	$ 36,147,428	$ 36,147,428	$ 36,147,428
Holdings Count | shares	13	13	13	13	13	13
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$36,147,428
Number of Holdings	13
Total Advisory Fee	$0
Portfolio Turnover	33%

Holdings [Text Block]	Domestic Equity Funds 52.7 International Equity Funds 40.4 Bond Funds 6.7 Short-Term Funds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.7 International Equity Funds - 40.4 Bond Funds - 6.7 Short-Term Funds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.7 VIP Growth Portfolio - Initial Class 15.4 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 10.3 VIP Contrafund Portfolio - Initial Class 9.3 VIP Equity-Income Portfolio - Initial Class 7.5 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Value Portfolio - Initial Class 5.2 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.4 99.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Expense reductions	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Expense reductions
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2050 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2050 Portfolio℠
Class Name	VIP Freedom 2050 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,656 $13,139 $11,808 $15,140 $18,016 $21,172 $17,262 $20,575 $23,362 $27,917 Fidelity VIP Freedom 2050 Composite Index℠ $10,000 $10,954 $13,250 $12,316 $15,559 $18,133 $21,067 $17,246 $20,715 $23,704 $28,782 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 19.50% 9.15% 10.81% Fidelity VIP Freedom 2050 Composite Index℠ 21.42% 9.68% 11.15% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 210,151,298	$ 210,151,298	$ 210,151,298	$ 210,151,298	$ 210,151,298	$ 210,151,298
Holdings Count | shares	13	13	13	13	13	13
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$210,151,298
Number of Holdings	13
Total Advisory Fee	$0
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 40.0 Bond Funds 7.5 Short-Term Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.2 International Equity Funds - 40.0 Bond Funds - 7.5 Short-Term Funds - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.5 VIP Growth Portfolio - Initial Class 15.3 VIP Emerging Markets Portfolio - Initial Class 12.5 VIP Growth & Income Portfolio - Initial Class 10.2 VIP Contrafund Portfolio - Initial Class 9.2 VIP Equity-Income Portfolio - Initial Class 7.4 Fidelity Long-Term Treasury Bond Index Fund 6.9 VIP Value Portfolio - Initial Class 5.2 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2050 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2050 Portfolio℠
Class Name	VIP Freedom 2050 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,675 $13,180 $11,858 $15,225 $18,144 $21,361 $17,450 $20,818 $23,678 $28,336 Fidelity VIP Freedom 2050 Composite Index℠ $10,000 $10,954 $13,250 $12,316 $15,559 $18,133 $21,067 $17,246 $20,715 $23,704 $28,782 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 19.68% 9.33% 10.98% Fidelity VIP Freedom 2050 Composite Index℠ 21.42% 9.68% 11.15% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 210,151,298	$ 210,151,298	$ 210,151,298	$ 210,151,298	$ 210,151,298	$ 210,151,298
Holdings Count | shares	13	13	13	13	13	13
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$210,151,298
Number of Holdings	13
Total Advisory Fee	$0
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 40.0 Bond Funds 7.5 Short-Term Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.2 International Equity Funds - 40.0 Bond Funds - 7.5 Short-Term Funds - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.5 VIP Growth Portfolio - Initial Class 15.3 VIP Emerging Markets Portfolio - Initial Class 12.5 VIP Growth & Income Portfolio - Initial Class 10.2 VIP Contrafund Portfolio - Initial Class 9.2 VIP Equity-Income Portfolio - Initial Class 7.4 Fidelity Long-Term Treasury Bond Index Fund 6.9 VIP Value Portfolio - Initial Class 5.2 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2050 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2050 Portfolio℠
Class Name	VIP Freedom 2050 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,684 $13,197 $11,892 $15,282 $18,228 $21,479 $17,565 $20,980 $23,883 $28,610 Fidelity VIP Freedom 2050 Composite Index℠ $10,000 $10,954 $13,250 $12,316 $15,559 $18,133 $21,067 $17,246 $20,715 $23,704 $28,782 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 19.79% 9.43% 11.08% Fidelity VIP Freedom 2050 Composite Index℠ 21.42% 9.68% 11.15% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 210,151,298	$ 210,151,298	$ 210,151,298	$ 210,151,298	$ 210,151,298	$ 210,151,298
Holdings Count | shares	13	13	13	13	13	13
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$210,151,298
Number of Holdings	13
Total Advisory Fee	$0
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 40.0 Bond Funds 7.5 Short-Term Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.2 International Equity Funds - 40.0 Bond Funds - 7.5 Short-Term Funds - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.5 VIP Growth Portfolio - Initial Class 15.3 VIP Emerging Markets Portfolio - Initial Class 12.5 VIP Growth & Income Portfolio - Initial Class 10.2 VIP Contrafund Portfolio - Initial Class 9.2 VIP Equity-Income Portfolio - Initial Class 7.4 Fidelity Long-Term Treasury Bond Index Fund 6.9 VIP Value Portfolio - Initial Class 5.2 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2045 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2045 Portfolio℠
Class Name	VIP Freedom 2045 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,656 $13,139 $11,808 $15,144 $18,015 $21,174 $17,275 $20,578 $23,364 $27,927 Fidelity VIP Freedom 2045 Composite Index℠ $10,000 $10,954 $13,250 $12,316 $15,559 $18,133 $21,067 $17,246 $20,715 $23,704 $28,780 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 19.53% 9.16% 10.82% Fidelity VIP Freedom 2045 Composite Index℠ 21.41% 9.68% 11.15% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 256,590,941	$ 256,590,941	$ 256,590,941	$ 256,590,941	$ 256,590,941	$ 256,590,941
Holdings Count | shares	14	14	14	14	14	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$256,590,941
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	33%

Holdings [Text Block]	Domestic Equity Funds 51.7 International Equity Funds 39.6 Bond Funds 8.4 Short-Term Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.7 International Equity Funds - 39.6 Bond Funds - 8.4 Short-Term Funds - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.2 VIP Growth Portfolio - Initial Class 15.1 VIP Emerging Markets Portfolio - Initial Class 12.4 VIP Growth & Income Portfolio - Initial Class 10.1 VIP Contrafund Portfolio - Initial Class 9.1 VIP Equity-Income Portfolio - Initial Class 7.4 Fidelity Long-Term Treasury Bond Index Fund 6.8 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 98.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2045 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2045 Portfolio℠
Class Name	VIP Freedom 2045 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,673 $13,173 $11,860 $15,229 $18,149 $21,360 $17,450 $20,823 $23,676 $28,347 Fidelity VIP Freedom 2045 Composite Index℠ $10,000 $10,954 $13,250 $12,316 $15,559 $18,133 $21,067 $17,246 $20,715 $23,704 $28,780 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 19.73% 9.33% 10.98% Fidelity VIP Freedom 2045 Composite Index℠ 21.41% 9.68% 11.15% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 256,590,941	$ 256,590,941	$ 256,590,941	$ 256,590,941	$ 256,590,941	$ 256,590,941
Holdings Count | shares	14	14	14	14	14	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$256,590,941
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	33%

Holdings [Text Block]	Domestic Equity Funds 51.7 International Equity Funds 39.6 Bond Funds 8.4 Short-Term Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.7 International Equity Funds - 39.6 Bond Funds - 8.4 Short-Term Funds - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.2 VIP Growth Portfolio - Initial Class 15.1 VIP Emerging Markets Portfolio - Initial Class 12.4 VIP Growth & Income Portfolio - Initial Class 10.1 VIP Contrafund Portfolio - Initial Class 9.1 VIP Equity-Income Portfolio - Initial Class 7.4 Fidelity Long-Term Treasury Bond Index Fund 6.8 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 98.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2045 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2045 Portfolio℠
Class Name	VIP Freedom 2045 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,680 $13,200 $11,894 $15,292 $18,238 $21,490 $17,576 $20,987 $23,891 $28,629 Fidelity VIP Freedom 2045 Composite Index℠ $10,000 $10,954 $13,250 $12,316 $15,559 $18,133 $21,067 $17,246 $20,715 $23,704 $28,780 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 19.83% 9.44% 11.09% Fidelity VIP Freedom 2045 Composite Index℠ 21.41% 9.68% 11.15% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 256,590,941	$ 256,590,941	$ 256,590,941	$ 256,590,941	$ 256,590,941	$ 256,590,941
Holdings Count | shares	14	14	14	14	14	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$256,590,941
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	33%

Holdings [Text Block]	Domestic Equity Funds 51.7 International Equity Funds 39.6 Bond Funds 8.4 Short-Term Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.7 International Equity Funds - 39.6 Bond Funds - 8.4 Short-Term Funds - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.2 VIP Growth Portfolio - Initial Class 15.1 VIP Emerging Markets Portfolio - Initial Class 12.4 VIP Growth & Income Portfolio - Initial Class 10.1 VIP Contrafund Portfolio - Initial Class 9.1 VIP Equity-Income Portfolio - Initial Class 7.4 Fidelity Long-Term Treasury Bond Index Fund 6.8 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 98.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2040 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2040 Portfolio℠
Class Name	VIP Freedom 2040 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,653 $13,134 $11,805 $15,138 $18,012 $21,164 $17,267 $20,481 $23,105 $27,367 Fidelity VIP Freedom 2040 Composite Index℠ $10,000 $10,954 $13,250 $12,316 $15,559 $18,133 $21,066 $17,251 $20,631 $23,442 $28,121 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 18.44% 8.73% 10.59% Fidelity VIP Freedom 2040 Composite Index℠ 19.96% 9.17% 10.89% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 445,119,669	$ 445,119,669	$ 445,119,669	$ 445,119,669	$ 445,119,669	$ 445,119,669
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$445,119,669
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 45.8 International Equity Funds 35.8 Bond Funds 18.0 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 45.8 International Equity Funds - 35.8 Bond Funds - 18.0 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 24.6 VIP Growth Portfolio - Initial Class 13.4 VIP Emerging Markets Portfolio - Initial Class 11.2 VIP Growth & Income Portfolio - Initial Class 9.0 Fidelity Long-Term Treasury Bond Index Fund 8.2 VIP Contrafund Portfolio - Initial Class 8.1 VIP Equity-Income Portfolio - Initial Class 6.5 VIP Investment Grade Bond II Portfolio - Initial Class 5.0 VIP Value Portfolio - Initial Class 4.6 VIP Value Strategies Portfolio - Initial Class 2.2 92.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2040 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2040 Portfolio℠
Class Name	VIP Freedom 2040 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,675 $13,175 $11,865 $15,234 $18,153 $21,363 $17,453 $20,737 $23,421 $27,791 Fidelity VIP Freedom 2040 Composite Index℠ $10,000 $10,954 $13,250 $12,316 $15,559 $18,133 $21,066 $17,251 $20,631 $23,442 $28,121 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 18.66% 8.89% 10.76% Fidelity VIP Freedom 2040 Composite Index℠ 19.96% 9.17% 10.89% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 445,119,669	$ 445,119,669	$ 445,119,669	$ 445,119,669	$ 445,119,669	$ 445,119,669
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$445,119,669
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 45.8 International Equity Funds 35.8 Bond Funds 18.0 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 45.8 International Equity Funds - 35.8 Bond Funds - 18.0 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 24.6 VIP Growth Portfolio - Initial Class 13.4 VIP Emerging Markets Portfolio - Initial Class 11.2 VIP Growth & Income Portfolio - Initial Class 9.0 Fidelity Long-Term Treasury Bond Index Fund 8.2 VIP Contrafund Portfolio - Initial Class 8.1 VIP Equity-Income Portfolio - Initial Class 6.5 VIP Investment Grade Bond II Portfolio - Initial Class 5.0 VIP Value Portfolio - Initial Class 4.6 VIP Value Strategies Portfolio - Initial Class 2.2 92.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2040 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2040 Portfolio℠
Class Name	VIP Freedom 2040 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,683 $13,204 $11,899 $15,293 $18,241 $21,494 $17,579 $20,897 $23,634 $28,074 Fidelity VIP Freedom 2040 Composite Index℠ $10,000 $10,954 $13,250 $12,316 $15,559 $18,133 $21,066 $17,251 $20,631 $23,442 $28,121 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 18.79% 9.01% 10.87% Fidelity VIP Freedom 2040 Composite Index℠ 19.96% 9.17% 10.89% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 445,119,669	$ 445,119,669	$ 445,119,669	$ 445,119,669	$ 445,119,669	$ 445,119,669
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$445,119,669
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 45.8 International Equity Funds 35.8 Bond Funds 18.0 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 45.8 International Equity Funds - 35.8 Bond Funds - 18.0 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 24.6 VIP Growth Portfolio - Initial Class 13.4 VIP Emerging Markets Portfolio - Initial Class 11.2 VIP Growth & Income Portfolio - Initial Class 9.0 Fidelity Long-Term Treasury Bond Index Fund 8.2 VIP Contrafund Portfolio - Initial Class 8.1 VIP Equity-Income Portfolio - Initial Class 6.5 VIP Investment Grade Bond II Portfolio - Initial Class 5.0 VIP Value Portfolio - Initial Class 4.6 VIP Value Strategies Portfolio - Initial Class 2.2 92.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2035 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2035 Portfolio℠
Class Name	VIP Freedom 2035 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,652 $13,110 $11,865 $15,084 $17,793 $20,493 $16,827 $19,609 $21,720 $25,286 Fidelity VIP Freedom 2035 Composite Index℠ $10,000 $10,953 $13,223 $12,354 $15,469 $17,881 $20,389 $16,833 $19,759 $22,032 $25,889 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 16.42% 7.28% 9.72% Fidelity VIP Freedom 2035 Composite Index℠ 17.51% 7.68% 9.98% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 468,897,672	$ 468,897,672	$ 468,897,672	$ 468,897,672	$ 468,897,672	$ 468,897,672
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$468,897,672
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	38%

Holdings [Text Block]	Domestic Equity Funds 36.9 Bond Funds 33.0 International Equity Funds 29.8 Short-Term Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 36.9 Bond Funds - 33.0 International Equity Funds - 29.8 Short-Term Funds - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 20.4 VIP Investment Grade Bond II Portfolio - Initial Class 17.4 VIP Growth Portfolio - Initial Class 10.8 VIP Emerging Markets Portfolio - Initial Class 9.4 Fidelity Long-Term Treasury Bond Index Fund 7.6 VIP Growth & Income Portfolio - Initial Class 7.2 VIP Contrafund Portfolio - Initial Class 6.5 VIP Equity-Income Portfolio - Initial Class 5.3 Fidelity Inflation-Protected Bond Index Fund 4.7 VIP Value Portfolio - Initial Class 3.6 92.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2035 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2035 Portfolio℠
Class Name	VIP Freedom 2035 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,670 $13,149 $11,919 $15,177 $17,930 $20,677 $17,006 $19,848 $22,018 $25,669 Fidelity VIP Freedom 2035 Composite Index℠ $10,000 $10,953 $13,223 $12,354 $15,469 $17,881 $20,389 $16,833 $19,759 $22,032 $25,889 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 16.58% 7.44% 9.89% Fidelity VIP Freedom 2035 Composite Index℠ 17.51% 7.68% 9.98% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 468,897,672	$ 468,897,672	$ 468,897,672	$ 468,897,672	$ 468,897,672	$ 468,897,672
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$468,897,672
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	38%

Holdings [Text Block]	Domestic Equity Funds 36.9 Bond Funds 33.0 International Equity Funds 29.8 Short-Term Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 36.9 Bond Funds - 33.0 International Equity Funds - 29.8 Short-Term Funds - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 20.4 VIP Investment Grade Bond II Portfolio - Initial Class 17.4 VIP Growth Portfolio - Initial Class 10.8 VIP Emerging Markets Portfolio - Initial Class 9.4 Fidelity Long-Term Treasury Bond Index Fund 7.6 VIP Growth & Income Portfolio - Initial Class 7.2 VIP Contrafund Portfolio - Initial Class 6.5 VIP Equity-Income Portfolio - Initial Class 5.3 Fidelity Inflation-Protected Bond Index Fund 4.7 VIP Value Portfolio - Initial Class 3.6 92.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2035 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2035 Portfolio℠
Class Name	VIP Freedom 2035 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,687 $13,182 $11,956 $15,242 $18,028 $20,814 $17,132 $20,018 $22,226 $25,937 Fidelity VIP Freedom 2035 Composite Index℠ $10,000 $10,953 $13,223 $12,354 $15,469 $17,881 $20,389 $16,833 $19,759 $22,032 $25,889 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 16.69% 7.55% 10.00% Fidelity VIP Freedom 2035 Composite Index℠ 17.51% 7.68% 9.98% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 468,897,672	$ 468,897,672	$ 468,897,672	$ 468,897,672	$ 468,897,672	$ 468,897,672
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$468,897,672
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	38%

Holdings [Text Block]	Domestic Equity Funds 36.9 Bond Funds 33.0 International Equity Funds 29.8 Short-Term Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 36.9 Bond Funds - 33.0 International Equity Funds - 29.8 Short-Term Funds - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 20.4 VIP Investment Grade Bond II Portfolio - Initial Class 17.4 VIP Growth Portfolio - Initial Class 10.8 VIP Emerging Markets Portfolio - Initial Class 9.4 Fidelity Long-Term Treasury Bond Index Fund 7.6 VIP Growth & Income Portfolio - Initial Class 7.2 VIP Contrafund Portfolio - Initial Class 6.5 VIP Equity-Income Portfolio - Initial Class 5.3 Fidelity Inflation-Protected Bond Index Fund 4.7 VIP Value Portfolio - Initial Class 3.6 92.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2030 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2030 Portfolio℠
Class Name	VIP Freedom 2030 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,637 $12,839 $11,805 $14,651 $17,089 $19,152 $15,880 $18,175 $19,836 $22,844 Fidelity VIP Freedom 2030 Composite Index℠ $10,000 $10,873 $12,878 $12,188 $14,921 $17,065 $18,976 $15,846 $18,261 $20,069 $23,298 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 15.16% 5.98% 8.61% Fidelity VIP Freedom 2030 Composite Index℠ 16.09% 6.42% 8.83% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 892,494,512	$ 892,494,512	$ 892,494,512	$ 892,494,512	$ 892,494,512	$ 892,494,512
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$892,494,512
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	39%

Holdings [Text Block]	Bond Funds 41.1 Domestic Equity Funds 32.0 International Equity Funds 26.5 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 41.1 Domestic Equity Funds - 32.0 International Equity Funds - 26.5 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 21.3 VIP Overseas Portfolio - Initial Class 18.1 VIP Growth Portfolio - Initial Class 9.3 Fidelity Inflation-Protected Bond Index Fund 8.8 VIP Emerging Markets Portfolio - Initial Class 8.4 Fidelity Long-Term Treasury Bond Index Fund 7.2 VIP Growth & Income Portfolio - Initial Class 6.3 VIP Contrafund Portfolio - Initial Class 5.6 VIP Equity-Income Portfolio - Initial Class 4.6 VIP Value Portfolio - Initial Class 3.2 92.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2030 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2030 Portfolio℠
Class Name	VIP Freedom 2030 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,652 $12,869 $11,855 $14,744 $17,215 $19,322 $16,048 $18,384 $20,102 $23,183 Fidelity VIP Freedom 2030 Composite Index℠ $10,000 $10,873 $12,878 $12,188 $14,921 $17,065 $18,976 $15,846 $18,261 $20,069 $23,298 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 15.33% 6.13% 8.77% Fidelity VIP Freedom 2030 Composite Index℠ 16.09% 6.42% 8.83% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 892,494,512	$ 892,494,512	$ 892,494,512	$ 892,494,512	$ 892,494,512	$ 892,494,512
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$892,494,512
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	39%

Holdings [Text Block]	Bond Funds 41.1 Domestic Equity Funds 32.0 International Equity Funds 26.5 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 41.1 Domestic Equity Funds - 32.0 International Equity Funds - 26.5 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 21.3 VIP Overseas Portfolio - Initial Class 18.1 VIP Growth Portfolio - Initial Class 9.3 Fidelity Inflation-Protected Bond Index Fund 8.8 VIP Emerging Markets Portfolio - Initial Class 8.4 Fidelity Long-Term Treasury Bond Index Fund 7.2 VIP Growth & Income Portfolio - Initial Class 6.3 VIP Contrafund Portfolio - Initial Class 5.6 VIP Equity-Income Portfolio - Initial Class 4.6 VIP Value Portfolio - Initial Class 3.2 92.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2030 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2030 Portfolio℠
Class Name	VIP Freedom 2030 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,661 $12,895 $11,892 $14,797 $17,296 $19,436 $16,157 $18,531 $20,275 $23,421 Fidelity VIP Freedom 2030 Composite Index℠ $10,000 $10,873 $12,878 $12,188 $14,921 $17,065 $18,976 $15,846 $18,261 $20,069 $23,298 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 15.52% 6.25% 8.88% Fidelity VIP Freedom 2030 Composite Index℠ 16.09% 6.42% 8.83% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 892,494,512	$ 892,494,512	$ 892,494,512	$ 892,494,512	$ 892,494,512	$ 892,494,512
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$892,494,512
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	39%

Holdings [Text Block]	Bond Funds 41.1 Domestic Equity Funds 32.0 International Equity Funds 26.5 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 41.1 Domestic Equity Funds - 32.0 International Equity Funds - 26.5 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 21.3 VIP Overseas Portfolio - Initial Class 18.1 VIP Growth Portfolio - Initial Class 9.3 Fidelity Inflation-Protected Bond Index Fund 8.8 VIP Emerging Markets Portfolio - Initial Class 8.4 Fidelity Long-Term Treasury Bond Index Fund 7.2 VIP Growth & Income Portfolio - Initial Class 6.3 VIP Contrafund Portfolio - Initial Class 5.6 VIP Equity-Income Portfolio - Initial Class 4.6 VIP Value Portfolio - Initial Class 3.2 92.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2025 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2025 Portfolio℠
Class Name	VIP Freedom 2025 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,598 $12,460 $11,616 $14,115 $16,327 $18,050 $15,047 $17,051 $18,464 $21,092 Fidelity VIP Freedom 2025 Composite Index℠ $10,000 $10,758 $12,434 $11,892 $14,269 $16,203 $17,802 $14,954 $17,066 $18,599 $21,393 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 14.23% 5.25% 7.75% Fidelity VIP Freedom 2025 Composite Index℠ 15.02% 5.71% 7.90% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 396,720,956	$ 396,720,956	$ 396,720,956	$ 396,720,956	$ 396,720,956	$ 396,720,956
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$396,720,956
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	46%

Holdings [Text Block]	Bond Funds 47.4 Domestic Equity Funds 28.1 International Equity Funds 23.9 Short-Term Funds 0.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 47.4 Domestic Equity Funds - 28.1 International Equity Funds - 23.9 Short-Term Funds - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 24.4 VIP Overseas Portfolio - Initial Class 16.3 Fidelity Inflation-Protected Bond Index Fund 12.4 VIP Growth Portfolio - Initial Class 8.3 VIP Emerging Markets Portfolio - Initial Class 7.6 Fidelity Long-Term Treasury Bond Index Fund 6.5 VIP Growth & Income Portfolio - Initial Class 5.5 VIP Contrafund Portfolio - Initial Class 4.9 VIP Equity-Income Portfolio - Initial Class 4.0 Fidelity International Bond Index Fund 2.9 92.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2025 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2025 Portfolio℠
Class Name	VIP Freedom 2025 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,611 $12,504 $11,677 $14,210 $16,460 $18,222 $15,214 $17,265 $18,715 $21,423 Fidelity VIP Freedom 2025 Composite Index℠ $10,000 $10,758 $12,434 $11,892 $14,269 $16,203 $17,802 $14,954 $17,066 $18,599 $21,393 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 14.47% 5.41% 7.92% Fidelity VIP Freedom 2025 Composite Index℠ 15.02% 5.71% 7.90% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 396,720,956	$ 396,720,956	$ 396,720,956	$ 396,720,956	$ 396,720,956	$ 396,720,956
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$396,720,956
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	46%

Holdings [Text Block]	Bond Funds 47.4 Domestic Equity Funds 28.1 International Equity Funds 23.9 Short-Term Funds 0.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 47.4 Domestic Equity Funds - 28.1 International Equity Funds - 23.9 Short-Term Funds - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 24.4 VIP Overseas Portfolio - Initial Class 16.3 Fidelity Inflation-Protected Bond Index Fund 12.4 VIP Growth Portfolio - Initial Class 8.3 VIP Emerging Markets Portfolio - Initial Class 7.6 Fidelity Long-Term Treasury Bond Index Fund 6.5 VIP Growth & Income Portfolio - Initial Class 5.5 VIP Contrafund Portfolio - Initial Class 4.9 VIP Equity-Income Portfolio - Initial Class 4.0 Fidelity International Bond Index Fund 2.9 92.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2025 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2025 Portfolio℠
Class Name	VIP Freedom 2025 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,618 $12,519 $11,703 $14,261 $16,536 $18,327 $15,316 $17,402 $18,875 $21,629 Fidelity VIP Freedom 2025 Composite Index℠ $10,000 $10,758 $12,434 $11,892 $14,269 $16,203 $17,802 $14,954 $17,066 $18,599 $21,393 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 14.59% 5.52% 8.02% Fidelity VIP Freedom 2025 Composite Index℠ 15.02% 5.71% 7.90% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 396,720,956	$ 396,720,956	$ 396,720,956	$ 396,720,956	$ 396,720,956	$ 396,720,956
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$396,720,956
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	46%

Holdings [Text Block]	Bond Funds 47.4 Domestic Equity Funds 28.1 International Equity Funds 23.9 Short-Term Funds 0.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 47.4 Domestic Equity Funds - 28.1 International Equity Funds - 23.9 Short-Term Funds - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 24.4 VIP Overseas Portfolio - Initial Class 16.3 Fidelity Inflation-Protected Bond Index Fund 12.4 VIP Growth Portfolio - Initial Class 8.3 VIP Emerging Markets Portfolio - Initial Class 7.6 Fidelity Long-Term Treasury Bond Index Fund 6.5 VIP Growth & Income Portfolio - Initial Class 5.5 VIP Contrafund Portfolio - Initial Class 4.9 VIP Equity-Income Portfolio - Initial Class 4.0 Fidelity International Bond Index Fund 2.9 92.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2020 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2020 Portfolio℠
Class Name	VIP Freedom 2020 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,580 $12,301 $11,553 $13,850 $15,888 $17,360 $14,588 $16,371 $17,583 $19,868 Fidelity VIP Freedom 2020 Composite Index℠ $10,000 $10,706 $12,240 $11,781 $13,958 $15,737 $17,106 $14,501 $16,372 $17,691 $20,086 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 12.99% 4.57% 7.11% Fidelity VIP Freedom 2020 Composite Index℠ 13.54% 5.00% 7.22% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 502,396,012	$ 502,396,012	$ 502,396,012	$ 502,396,012	$ 502,396,012	$ 502,396,012
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$502,396,012
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	34%

Holdings [Text Block]	Bond Funds 54.1 Domestic Equity Funds 23.3 International Equity Funds 20.5 Short-Term Funds 2.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.1 Domestic Equity Funds - 23.3 International Equity Funds - 20.5 Short-Term Funds - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 31.9 Fidelity Inflation-Protected Bond Index Fund 14.3 VIP Overseas Portfolio - Initial Class 13.9 VIP Growth Portfolio - Initial Class 6.9 VIP Emerging Markets Portfolio - Initial Class 6.6 VIP Growth & Income Portfolio - Initial Class 4.6 VIP Contrafund Portfolio - Initial Class 4.1 Fidelity International Bond Index Fund 3.9 Fidelity Long-Term Treasury Bond Index Fund 3.6 VIP Equity-Income Portfolio - Initial Class 3.3 93.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2020 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2020 Portfolio℠
Class Name	VIP Freedom 2020 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,604 $12,351 $11,613 $13,936 $16,015 $17,531 $14,756 $16,576 $17,828 $20,178 Fidelity VIP Freedom 2020 Composite Index℠ $10,000 $10,706 $12,240 $11,781 $13,958 $15,737 $17,106 $14,501 $16,372 $17,691 $20,086 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 13.18% 4.73% 7.27% Fidelity VIP Freedom 2020 Composite Index℠ 13.54% 5.00% 7.22% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 502,396,012	$ 502,396,012	$ 502,396,012	$ 502,396,012	$ 502,396,012	$ 502,396,012
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$502,396,012
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	34%

Holdings [Text Block]	Bond Funds 54.1 Domestic Equity Funds 23.3 International Equity Funds 20.5 Short-Term Funds 2.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.1 Domestic Equity Funds - 23.3 International Equity Funds - 20.5 Short-Term Funds - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 31.9 Fidelity Inflation-Protected Bond Index Fund 14.3 VIP Overseas Portfolio - Initial Class 13.9 VIP Growth Portfolio - Initial Class 6.9 VIP Emerging Markets Portfolio - Initial Class 6.6 VIP Growth & Income Portfolio - Initial Class 4.6 VIP Contrafund Portfolio - Initial Class 4.1 Fidelity International Bond Index Fund 3.9 Fidelity Long-Term Treasury Bond Index Fund 3.6 VIP Equity-Income Portfolio - Initial Class 3.3 93.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2020 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2020 Portfolio℠
Class Name	VIP Freedom 2020 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,612 $12,375 $11,650 $13,995 $16,102 $17,627 $14,862 $16,705 $17,993 $20,391 Fidelity VIP Freedom 2020 Composite Index℠ $10,000 $10,706 $12,240 $11,781 $13,958 $15,737 $17,106 $14,501 $16,372 $17,691 $20,086 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 13.33% 4.84% 7.38% Fidelity VIP Freedom 2020 Composite Index℠ 13.54% 5.00% 7.22% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 502,396,012	$ 502,396,012	$ 502,396,012	$ 502,396,012	$ 502,396,012	$ 502,396,012
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$502,396,012
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	34%

Holdings [Text Block]	Bond Funds 54.1 Domestic Equity Funds 23.3 International Equity Funds 20.5 Short-Term Funds 2.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.1 Domestic Equity Funds - 23.3 International Equity Funds - 20.5 Short-Term Funds - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 31.9 Fidelity Inflation-Protected Bond Index Fund 14.3 VIP Overseas Portfolio - Initial Class 13.9 VIP Growth Portfolio - Initial Class 6.9 VIP Emerging Markets Portfolio - Initial Class 6.6 VIP Growth & Income Portfolio - Initial Class 4.6 VIP Contrafund Portfolio - Initial Class 4.1 Fidelity International Bond Index Fund 3.9 Fidelity Long-Term Treasury Bond Index Fund 3.6 VIP Equity-Income Portfolio - Initial Class 3.3 93.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2015 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2015 Portfolio℠
Class Name	VIP Freedom 2015 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,558 $12,120 $11,480 $13,543 $15,380 $16,518 $14,075 $15,573 $16,540 $18,468 Fidelity VIP Freedom 2015 Composite Index℠ $10,000 $10,654 $12,037 $11,671 $13,619 $15,201 $16,277 $13,989 $15,581 $16,659 $18,649 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 11.66% 3.73% 6.33% Fidelity VIP Freedom 2015 Composite Index℠ 11.95% 4.17% 6.43% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 54,648,128	$ 54,648,128	$ 54,648,128	$ 54,648,128	$ 54,648,128	$ 54,648,128
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$54,648,128
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	46%

Holdings [Text Block]	Bond Funds 57.1 Domestic Equity Funds 18.3 International Equity Funds 17.1 Short-Term Funds 7.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.1 Domestic Equity Funds - 18.3 International Equity Funds - 17.1 Short-Term Funds - 7.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 33.9 Fidelity Inflation-Protected Bond Index Fund 15.7 VIP Overseas Portfolio - Initial Class 11.5 VIP Government Money Market Portfolio - Initial Class 7.5 VIP Emerging Markets Portfolio - Initial Class 5.6 VIP Growth Portfolio - Initial Class 5.4 Fidelity International Bond Index Fund 3.7 VIP Growth & Income Portfolio - Initial Class 3.6 Fidelity Long-Term Treasury Bond Index Fund 3.4 VIP Contrafund Portfolio - Initial Class 3.2 93.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2015 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2015 Portfolio℠
Class Name	VIP Freedom 2015 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,581 $12,162 $11,540 $13,641 $15,499 $16,675 $14,230 $15,775 $16,789 $18,767 Fidelity VIP Freedom 2015 Composite Index℠ $10,000 $10,654 $12,037 $11,671 $13,619 $15,201 $16,277 $13,989 $15,581 $16,659 $18,649 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 11.78% 3.90% 6.50% Fidelity VIP Freedom 2015 Composite Index℠ 11.95% 4.17% 6.43% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 54,648,128	$ 54,648,128	$ 54,648,128	$ 54,648,128	$ 54,648,128	$ 54,648,128
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$54,648,128
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	46%

Holdings [Text Block]	Bond Funds 57.1 Domestic Equity Funds 18.3 International Equity Funds 17.1 Short-Term Funds 7.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.1 Domestic Equity Funds - 18.3 International Equity Funds - 17.1 Short-Term Funds - 7.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 33.9 Fidelity Inflation-Protected Bond Index Fund 15.7 VIP Overseas Portfolio - Initial Class 11.5 VIP Government Money Market Portfolio - Initial Class 7.5 VIP Emerging Markets Portfolio - Initial Class 5.6 VIP Growth Portfolio - Initial Class 5.4 Fidelity International Bond Index Fund 3.7 VIP Growth & Income Portfolio - Initial Class 3.6 Fidelity Long-Term Treasury Bond Index Fund 3.4 VIP Contrafund Portfolio - Initial Class 3.2 93.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2015 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2015 Portfolio℠
Class Name	VIP Freedom 2015 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,591 $12,191 $11,573 $13,696 $15,581 $16,780 $14,330 $15,900 $16,936 $18,947 Fidelity VIP Freedom 2015 Composite Index℠ $10,000 $10,654 $12,037 $11,671 $13,619 $15,201 $16,277 $13,989 $15,581 $16,659 $18,649 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 11.87% 3.99% 6.60% Fidelity VIP Freedom 2015 Composite Index℠ 11.95% 4.17% 6.43% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 54,648,128	$ 54,648,128	$ 54,648,128	$ 54,648,128	$ 54,648,128	$ 54,648,128
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$54,648,128
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	46%

Holdings [Text Block]	Bond Funds 57.1 Domestic Equity Funds 18.3 International Equity Funds 17.1 Short-Term Funds 7.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.1 Domestic Equity Funds - 18.3 International Equity Funds - 17.1 Short-Term Funds - 7.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 33.9 Fidelity Inflation-Protected Bond Index Fund 15.7 VIP Overseas Portfolio - Initial Class 11.5 VIP Government Money Market Portfolio - Initial Class 7.5 VIP Emerging Markets Portfolio - Initial Class 5.6 VIP Growth Portfolio - Initial Class 5.4 Fidelity International Bond Index Fund 3.7 VIP Growth & Income Portfolio - Initial Class 3.6 Fidelity Long-Term Treasury Bond Index Fund 3.4 VIP Contrafund Portfolio - Initial Class 3.2 93.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2010 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2010 Portfolio℠
Class Name	VIP Freedom 2010 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,523 $11,870 $11,364 $13,153 $14,763 $15,590 $13,460 $14,695 $15,439 $17,023 Fidelity VIP Freedom 2010 Composite Index℠ $10,000 $10,573 $11,745 $11,484 $13,162 $14,534 $15,325 $13,350 $14,667 $15,515 $17,126 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 10.26% 2.89% 5.46% Fidelity VIP Freedom 2010 Composite Index℠ 10.38% 3.34% 5.53% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 239,755,158	$ 239,755,158	$ 239,755,158	$ 239,755,158	$ 239,755,158	$ 239,755,158
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$239,755,158
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	34%

Holdings [Text Block]	Bond Funds 59.6 International Equity Funds 14.0 Domestic Equity Funds 13.7 Short-Term Funds 12.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.6 International Equity Funds - 14.0 Domestic Equity Funds - 13.7 Short-Term Funds - 12.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 35.8 Fidelity Inflation-Protected Bond Index Fund 16.7 VIP Government Money Market Portfolio - Initial Class 12.7 VIP Overseas Portfolio - Initial Class 9.3 VIP Emerging Markets Portfolio - Initial Class 4.7 VIP Growth Portfolio - Initial Class 4.0 Fidelity International Bond Index Fund 3.5 Fidelity Long-Term Treasury Bond Index Fund 3.2 VIP Growth & Income Portfolio - Initial Class 2.7 VIP Contrafund Portfolio - Initial Class 2.4 95.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2010 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2010 Portfolio℠
Class Name	VIP Freedom 2010 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,536 $11,895 $11,407 $13,232 $14,872 $15,733 $13,599 $14,860 $15,642 $17,275 Fidelity VIP Freedom 2010 Composite Index℠ $10,000 $10,573 $11,745 $11,484 $13,162 $14,534 $15,325 $13,350 $14,667 $15,515 $17,126 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 10.44% 3.04% 5.62% Fidelity VIP Freedom 2010 Composite Index℠ 10.38% 3.34% 5.53% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 239,755,158	$ 239,755,158	$ 239,755,158	$ 239,755,158	$ 239,755,158	$ 239,755,158
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$239,755,158
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	34%

Holdings [Text Block]	Bond Funds 59.6 International Equity Funds 14.0 Domestic Equity Funds 13.7 Short-Term Funds 12.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.6 International Equity Funds - 14.0 Domestic Equity Funds - 13.7 Short-Term Funds - 12.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 35.8 Fidelity Inflation-Protected Bond Index Fund 16.7 VIP Government Money Market Portfolio - Initial Class 12.7 VIP Overseas Portfolio - Initial Class 9.3 VIP Emerging Markets Portfolio - Initial Class 4.7 VIP Growth Portfolio - Initial Class 4.0 Fidelity International Bond Index Fund 3.5 Fidelity Long-Term Treasury Bond Index Fund 3.2 VIP Growth & Income Portfolio - Initial Class 2.7 VIP Contrafund Portfolio - Initial Class 2.4 95.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2010 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2010 Portfolio℠
Class Name	VIP Freedom 2010 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,545 $11,924 $11,447 $13,288 $14,948 $15,829 $13,688 $14,985 $15,791 $17,453 Fidelity VIP Freedom 2010 Composite Index℠ $10,000 $10,573 $11,745 $11,484 $13,162 $14,534 $15,325 $13,350 $14,667 $15,515 $17,126 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 10.53% 3.15% 5.73% Fidelity VIP Freedom 2010 Composite Index℠ 10.38% 3.34% 5.53% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 239,755,158	$ 239,755,158	$ 239,755,158	$ 239,755,158	$ 239,755,158	$ 239,755,158
Holdings Count | shares	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$239,755,158
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	34%

Holdings [Text Block]	Bond Funds 59.6 International Equity Funds 14.0 Domestic Equity Funds 13.7 Short-Term Funds 12.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.6 International Equity Funds - 14.0 Domestic Equity Funds - 13.7 Short-Term Funds - 12.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 35.8 Fidelity Inflation-Protected Bond Index Fund 16.7 VIP Government Money Market Portfolio - Initial Class 12.7 VIP Overseas Portfolio - Initial Class 9.3 VIP Emerging Markets Portfolio - Initial Class 4.7 VIP Growth Portfolio - Initial Class 4.0 Fidelity International Bond Index Fund 3.5 Fidelity Long-Term Treasury Bond Index Fund 3.2 VIP Growth & Income Portfolio - Initial Class 2.7 VIP Contrafund Portfolio - Initial Class 2.4 95.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Bond Index Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Bond Index Portfolio
Class Name	VIP Bond Index Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.
•The fund lagged the index primarily due to pricing basis, meaning differences between when the fund and the index are priced on the last day of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 19, 2018 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,172 $10,999 $11,798 $11,534 $9,991 $10,503 $10,608 Bloomberg U.S. Aggregate Bond Index $10,000 $10,216 $11,106 $11,940 $11,756 $10,226 $10,792 $10,927 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 2 6.76% -0.81% 1.63% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.09% A From April 19, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Apr. 19, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,177,947,761	$ 1,177,947,761	$ 1,177,947,761	$ 1,177,947,761	$ 1,177,947,761	$ 1,177,947,761
Holdings Count | shares	3,768	3,768	3,768	3,768	3,768	3,768
Advisory Fees Paid, Amount	$ 948,627
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,177,947,761
Number of Holdings	3,768
Total Advisory Fee	$948,627
Portfolio Turnover	53%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 70.8 AAA 2.3 AA 3.3 A 12.8 BBB 10.9 BB 0.2 Not Rated 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 70.8 AAA - 2.3 AA - 3.3 A - 12.8 BBB - 10.9 BB - 0.2 Not Rated - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - (1.0)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.6 Corporate Bonds 26.2 U.S. Government Agency - Mortgage Securities 23.9 Foreign Government and Government Agency Obligations 1.7 CMOs and Other Mortgage Related Securities 1.4 Asset-Backed Securities 0.5 U.S. Government Agency Obligations 0.3 Municipal Securities 0.3 Other Investments 0.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.6 Corporate Bonds - 26.2 U.S. Government Agency - Mortgage Securities - 23.9 Foreign Government and Government Agency Obligations - 1.7 CMOs and Other Mortgage Related Securities - 1.4 Asset-Backed Securities - 0.5 U.S. Government Agency Obligations - 0.3 Municipal Securities - 0.3 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (1.0)% United States 94.0 Canada 1.1 United Kingdom 1.0 Japan 0.6 Multi-national 0.5 Mexico 0.4 Germany 0.2 Australia 0.2 Philippines 0.2 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Canada - 1.1 United Kingdom - 1.0 Japan - 0.6 Multi-national - 0.5 Mexico - 0.4 Germany - 0.2 Australia - 0.2 Philippines - 0.2 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 36.9 US Treasury Bonds 9.7 Fannie Mae Mortgage pass-thru certificates 9.1 Freddie Mac Gold Pool 7.5 Ginnie Mae II Pool 4.9 Uniform Mortgage Backed Securities 1.3 Freddie Mac Multifamily Structured pass-thru certificates 0.8 Ginnie Mae I Pool 0.7 JPMorgan Chase & Co 0.7 Bank of America Corp 0.6 72.2
VIP Bond Index Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Bond Index Portfolio
Class Name	VIP Bond Index Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.
•The fund lagged the index primarily due to pricing basis, meaning differences between when the fund and the index are priced on the last day of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,538 $11,331 $11,099 $9,626 $10,141 $10,241 Bloomberg U.S. Aggregate Bond Index $10,000 $10,584 $11,378 $11,203 $9,745 $10,284 $10,413 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 7.01% -0.67% 1.37% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 1.66% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,177,947,761	$ 1,177,947,761	$ 1,177,947,761	$ 1,177,947,761	$ 1,177,947,761	$ 1,177,947,761
Holdings Count | shares	3,768	3,768	3,768	3,768	3,768	3,768
Advisory Fees Paid, Amount	$ 948,627
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,177,947,761
Number of Holdings	3,768
Total Advisory Fee	$948,627
Portfolio Turnover	53%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 70.8 AAA 2.3 AA 3.3 A 12.8 BBB 10.9 BB 0.2 Not Rated 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 70.8 AAA - 2.3 AA - 3.3 A - 12.8 BBB - 10.9 BB - 0.2 Not Rated - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - (1.0)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.6 Corporate Bonds 26.2 U.S. Government Agency - Mortgage Securities 23.9 Foreign Government and Government Agency Obligations 1.7 CMOs and Other Mortgage Related Securities 1.4 Asset-Backed Securities 0.5 U.S. Government Agency Obligations 0.3 Municipal Securities 0.3 Other Investments 0.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.6 Corporate Bonds - 26.2 U.S. Government Agency - Mortgage Securities - 23.9 Foreign Government and Government Agency Obligations - 1.7 CMOs and Other Mortgage Related Securities - 1.4 Asset-Backed Securities - 0.5 U.S. Government Agency Obligations - 0.3 Municipal Securities - 0.3 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (1.0)% United States 94.0 Canada 1.1 United Kingdom 1.0 Japan 0.6 Multi-national 0.5 Mexico 0.4 Germany 0.2 Australia 0.2 Philippines 0.2 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Canada - 1.1 United Kingdom - 1.0 Japan - 0.6 Multi-national - 0.5 Mexico - 0.4 Germany - 0.2 Australia - 0.2 Philippines - 0.2 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 36.9 US Treasury Bonds 9.7 Fannie Mae Mortgage pass-thru certificates 9.1 Freddie Mac Gold Pool 7.5 Ginnie Mae II Pool 4.9 Uniform Mortgage Backed Securities 1.3 Freddie Mac Multifamily Structured pass-thru certificates 0.8 Ginnie Mae I Pool 0.7 JPMorgan Chase & Co 0.7 Bank of America Corp 0.6 72.2
VIP Bond Index Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Bond Index Portfolio
Class Name	VIP Bond Index Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.
•The fund lagged the index primarily due to pricing basis, meaning differences between when the fund and the index are priced on the last day of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 19, 2018 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,190 $11,044 $11,876 $11,644 $10,108 $10,662 $10,791 Bloomberg U.S. Aggregate Bond Index $10,000 $10,216 $11,106 $11,940 $11,756 $10,226 $10,792 $10,927 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Initial Class 6.98% -0.57% 1.88% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.09% A From April 19, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Apr. 19, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,177,947,761	$ 1,177,947,761	$ 1,177,947,761	$ 1,177,947,761	$ 1,177,947,761	$ 1,177,947,761
Holdings Count | shares	3,768	3,768	3,768	3,768	3,768	3,768
Advisory Fees Paid, Amount	$ 948,627
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,177,947,761
Number of Holdings	3,768
Total Advisory Fee	$948,627
Portfolio Turnover	53%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 70.8 AAA 2.3 AA 3.3 A 12.8 BBB 10.9 BB 0.2 Not Rated 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 70.8 AAA - 2.3 AA - 3.3 A - 12.8 BBB - 10.9 BB - 0.2 Not Rated - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - (1.0)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.6 Corporate Bonds 26.2 U.S. Government Agency - Mortgage Securities 23.9 Foreign Government and Government Agency Obligations 1.7 CMOs and Other Mortgage Related Securities 1.4 Asset-Backed Securities 0.5 U.S. Government Agency Obligations 0.3 Municipal Securities 0.3 Other Investments 0.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.6 Corporate Bonds - 26.2 U.S. Government Agency - Mortgage Securities - 23.9 Foreign Government and Government Agency Obligations - 1.7 CMOs and Other Mortgage Related Securities - 1.4 Asset-Backed Securities - 0.5 U.S. Government Agency Obligations - 0.3 Municipal Securities - 0.3 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (1.0)% United States 94.0 Canada 1.1 United Kingdom 1.0 Japan 0.6 Multi-national 0.5 Mexico 0.4 Germany 0.2 Australia 0.2 Philippines 0.2 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Canada - 1.1 United Kingdom - 1.0 Japan - 0.6 Multi-national - 0.5 Mexico - 0.4 Germany - 0.2 Australia - 0.2 Philippines - 0.2 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 36.9 US Treasury Bonds 9.7 Fannie Mae Mortgage pass-thru certificates 9.1 Freddie Mac Gold Pool 7.5 Ginnie Mae II Pool 4.9 Uniform Mortgage Backed Securities 1.3 Freddie Mac Multifamily Structured pass-thru certificates 0.8 Ginnie Mae I Pool 0.7 JPMorgan Chase & Co 0.7 Bank of America Corp 0.6 72.2
VIP Asset Manager 70% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager 70% Portfolio
Class Name	VIP Asset Manager 70% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Asset Manager 70% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 90	0.82%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, both asset class positioning and security selection contributed to the fund's performance versus the Composite index for the year.
•The portfolio's core equity allocation strategy aided relative performance, led by overweight positioning among in both international developed- and emerging-markets stocks. Conversely, an overweight stake in U.S. equities detracted, modestly diminishing the positive impact of our equity allocation approach. Small, non-index allocations to real estate investment trusts and commodity-related securities marginally dampened the fund's relative result the past year.
•The portfolio's fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025. Investment choices in the communication services and financials sectors helped most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the fund's relative return. Here, picks in the U.K., along with adverse positioning in Canada and several continental European equity markets, were the biggest negatives. Out-of-benchmark positioning in the U.S. market also hurt. On the plus side, underweighting the lagging Australian market was beneficial.
•Emerging-markets stock picks provided a further boost. Here, positioning in India, along with investment choices in Taiwan and South Korea, added value.
•Security selection among investment-grade bonds also slightly contributed. Non-government-agency mortgage-backed securities and U.S. Treasurys led the way, followed by asset-backed securities.
•As of December 31, the fund was overweight in equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,218 $12,107 $11,153 $13,661 $15,977 $18,164 $15,067 $17,485 $19,330 $22,801 Fidelity Asset Manager 70% Composite Index℠ $10,000 $10,795 $12,601 $11,933 $14,542 $16,725 $18,970 $15,990 $18,690 $20,919 $24,712 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 17.96% 7.37% 8.59% Fidelity Asset Manager 70% Composite Index℠ 18.13% 8.12% 9.47% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 373,011,280	$ 373,011,280	$ 373,011,280	$ 373,011,280	$ 373,011,280	$ 373,011,280
Holdings Count | shares	28	28	28	28	28	28
Advisory Fees Paid, Amount	$ 1,884,065
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$373,011,280
Number of Holdings	28
Total Advisory Fee	$1,884,065
Portfolio Turnover	22%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 13.1 AAA 1.2 AA 0.2 A 1.6 BBB 2.7 BB 0.9 B 0.9 CCC,CC,C 0.2 D 0.0 Not Rated 2.0 Equities 74.4 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 13.1 AAA - 1.2 AA - 0.2 A - 1.6 BBB - 2.7 BB - 0.9 B - 0.9 CCC,CC,C - 0.2 D - 0.0 Not Rated - 2.0 Equities - 74.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 17.1 Financials 14.7 Industrials 8.5 Consumer Discretionary 6.9 Communication Services 6.0 Health Care 5.2 Materials 3.0 Consumer Staples 2.7 Energy 2.5 Utilities 1.6 Real Estate 1.2 Equities 74.4 Bonds 22.8 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Equities - 74.4 Bonds - 22.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 8.2 Fidelity Enhanced Small Cap ETF 2.9 NVIDIA Corp 2.9 Apple Inc 2.5 Fidelity Blue Chip Growth ETF 2.4 Alphabet Inc Class A 2.4 Microsoft Corp 2.3 US Treasury Bonds 2.2 Taiwan Semiconductor Manufacturing Co Ltd 1.7 Amazon.com Inc 1.5 29.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's name changed from Asset Manager Growth Portfolio to Asset Manager 70% Portfolio during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Asset Manager Growth Portfolio to Asset Manager 70% Portfolio during the reporting period.
Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Asset Manager 70% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager 70% Portfolio
Class Name	VIP Asset Manager 70% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Asset Manager 70% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, both asset class positioning and security selection contributed to the fund's performance versus the Composite index for the year.
•The portfolio's core equity allocation strategy aided relative performance, led by overweight positioning among in both international developed- and emerging-markets stocks. Conversely, an overweight stake in U.S. equities detracted, modestly diminishing the positive impact of our equity allocation approach. Small, non-index allocations to real estate investment trusts and commodity-related securities marginally dampened the fund's relative result the past year.
•The portfolio's fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025. Investment choices in the communication services and financials sectors helped most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the fund's relative return. Here, picks in the U.K., along with adverse positioning in Canada and several continental European equity markets, were the biggest negatives. Out-of-benchmark positioning in the U.S. market also hurt. On the plus side, underweighting the lagging Australian market was beneficial.
•Emerging-markets stock picks provided a further boost. Here, positioning in India, along with investment choices in Taiwan and South Korea, added value.
•Security selection among investment-grade bonds also slightly contributed. Non-government-agency mortgage-backed securities and U.S. Treasurys led the way, followed by asset-backed securities.
•As of December 31, the fund was overweight in equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,234 $12,148 $11,206 $13,752 $16,102 $18,339 $15,230 $17,698 $19,597 $23,153 Fidelity Asset Manager 70% Composite Index℠ $10,000 $10,795 $12,601 $11,933 $14,542 $16,725 $18,970 $15,990 $18,690 $20,919 $24,712 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 18.15% 7.53% 8.76% Fidelity Asset Manager 70% Composite Index℠ 18.13% 8.12% 9.47% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 373,011,280	$ 373,011,280	$ 373,011,280	$ 373,011,280	$ 373,011,280	$ 373,011,280
Holdings Count | shares	28	28	28	28	28	28
Advisory Fees Paid, Amount	$ 1,884,065
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$373,011,280
Number of Holdings	28
Total Advisory Fee	$1,884,065
Portfolio Turnover	22%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 13.1 AAA 1.2 AA 0.2 A 1.6 BBB 2.7 BB 0.9 B 0.9 CCC,CC,C 0.2 D 0.0 Not Rated 2.0 Equities 74.4 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 13.1 AAA - 1.2 AA - 0.2 A - 1.6 BBB - 2.7 BB - 0.9 B - 0.9 CCC,CC,C - 0.2 D - 0.0 Not Rated - 2.0 Equities - 74.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 17.1 Financials 14.7 Industrials 8.5 Consumer Discretionary 6.9 Communication Services 6.0 Health Care 5.2 Materials 3.0 Consumer Staples 2.7 Energy 2.5 Utilities 1.6 Real Estate 1.2 Equities 74.4 Bonds 22.8 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Equities - 74.4 Bonds - 22.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 8.2 Fidelity Enhanced Small Cap ETF 2.9 NVIDIA Corp 2.9 Apple Inc 2.5 Fidelity Blue Chip Growth ETF 2.4 Alphabet Inc Class A 2.4 Microsoft Corp 2.3 US Treasury Bonds 2.2 Taiwan Semiconductor Manufacturing Co Ltd 1.7 Amazon.com Inc 1.5 29.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's name changed from Asset Manager Growth Portfolio to Asset Manager 70% Portfolio during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Asset Manager Growth Portfolio to Asset Manager 70% Portfolio during the reporting period.
Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Asset Manager 70% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager 70% Portfolio
Class Name	VIP Asset Manager 70% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Asset Manager 70% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, both asset class positioning and security selection contributed to the fund's performance versus the Composite index for the year.
•The portfolio's core equity allocation strategy aided relative performance, led by overweight positioning among in both international developed- and emerging-markets stocks. Conversely, an overweight stake in U.S. equities detracted, modestly diminishing the positive impact of our equity allocation approach. Small, non-index allocations to real estate investment trusts and commodity-related securities marginally dampened the fund's relative result the past year.
•The portfolio's fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025. Investment choices in the communication services and financials sectors helped most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the fund's relative return. Here, picks in the U.K., along with adverse positioning in Canada and several continental European equity markets, were the biggest negatives. Out-of-benchmark positioning in the U.S. market also hurt. On the plus side, underweighting the lagging Australian market was beneficial.
•Emerging-markets stock picks provided a further boost. Here, positioning in India, along with investment choices in Taiwan and South Korea, added value.
•Security selection among investment-grade bonds also slightly contributed. Non-government-agency mortgage-backed securities and U.S. Treasurys led the way, followed by asset-backed securities.
•As of December 31, the fund was overweight in equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $10,235 $12,147 $11,209 $13,753 $16,118 $18,356 $15,248 $17,726 $19,628 $23,193 Fidelity Asset Manager 70% Composite Index℠ $10,000 $10,795 $12,601 $11,933 $14,542 $16,725 $18,970 $15,990 $18,690 $20,919 $24,712 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 18.17% 7.55% 8.78% Fidelity Asset Manager 70% Composite Index℠ 18.13% 8.12% 9.47% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 373,011,280	$ 373,011,280	$ 373,011,280	$ 373,011,280	$ 373,011,280	$ 373,011,280
Holdings Count | shares	28	28	28	28	28	28
Advisory Fees Paid, Amount	$ 1,884,065
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$373,011,280
Number of Holdings	28
Total Advisory Fee	$1,884,065
Portfolio Turnover	22%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 13.1 AAA 1.2 AA 0.2 A 1.6 BBB 2.7 BB 0.9 B 0.9 CCC,CC,C 0.2 D 0.0 Not Rated 2.0 Equities 74.4 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 13.1 AAA - 1.2 AA - 0.2 A - 1.6 BBB - 2.7 BB - 0.9 B - 0.9 CCC,CC,C - 0.2 D - 0.0 Not Rated - 2.0 Equities - 74.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 17.1 Financials 14.7 Industrials 8.5 Consumer Discretionary 6.9 Communication Services 6.0 Health Care 5.2 Materials 3.0 Consumer Staples 2.7 Energy 2.5 Utilities 1.6 Real Estate 1.2 Equities 74.4 Bonds 22.8 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Equities - 74.4 Bonds - 22.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 8.2 Fidelity Enhanced Small Cap ETF 2.9 NVIDIA Corp 2.9 Apple Inc 2.5 Fidelity Blue Chip Growth ETF 2.4 Alphabet Inc Class A 2.4 Microsoft Corp 2.3 US Treasury Bonds 2.2 Taiwan Semiconductor Manufacturing Co Ltd 1.7 Amazon.com Inc 1.5 29.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's name changed from Asset Manager Growth Portfolio to Asset Manager 70% Portfolio during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Asset Manager Growth Portfolio to Asset Manager 70% Portfolio during the reporting period.
Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Asset Manager 70% Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager 70% Portfolio
Class Name	VIP Asset Manager 70% Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Asset Manager 70% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 63	0.58%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, both asset class positioning and security selection contributed to the fund's performance versus the Composite index for the year.
•The portfolio's core equity allocation strategy aided relative performance, led by overweight positioning among in both international developed- and emerging-markets stocks. Conversely, an overweight stake in U.S. equities detracted, modestly diminishing the positive impact of our equity allocation approach. Small, non-index allocations to real estate investment trusts and commodity-related securities marginally dampened the fund's relative result the past year.
•The portfolio's fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025. Investment choices in the communication services and financials sectors helped most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the fund's relative return. Here, picks in the U.K., along with adverse positioning in Canada and several continental European equity markets, were the biggest negatives. Out-of-benchmark positioning in the U.S. market also hurt. On the plus side, underweighting the lagging Australian market was beneficial.
•Emerging-markets stock picks provided a further boost. Here, positioning in India, along with investment choices in Taiwan and South Korea, added value.
•Security selection among investment-grade bonds also slightly contributed. Non-government-agency mortgage-backed securities and U.S. Treasurys led the way, followed by asset-backed securities.
•As of December 31, the fund was overweight in equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,252 $12,171 $11,241 $13,806 $16,190 $18,451 $15,336 $17,847 $19,776 $23,392 Fidelity Asset Manager 70% Composite Index℠ $10,000 $10,795 $12,601 $11,933 $14,542 $16,725 $18,970 $15,990 $18,690 $20,919 $24,712 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 18.29% 7.64% 8.87% Fidelity Asset Manager 70% Composite Index℠ 18.13% 8.12% 9.47% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 373,011,280	$ 373,011,280	$ 373,011,280	$ 373,011,280	$ 373,011,280	$ 373,011,280
Holdings Count | shares	28	28	28	28	28	28
Advisory Fees Paid, Amount	$ 1,884,065
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$373,011,280
Number of Holdings	28
Total Advisory Fee	$1,884,065
Portfolio Turnover	22%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 13.1 AAA 1.2 AA 0.2 A 1.6 BBB 2.7 BB 0.9 B 0.9 CCC,CC,C 0.2 D 0.0 Not Rated 2.0 Equities 74.4 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 13.1 AAA - 1.2 AA - 0.2 A - 1.6 BBB - 2.7 BB - 0.9 B - 0.9 CCC,CC,C - 0.2 D - 0.0 Not Rated - 2.0 Equities - 74.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 17.1 Financials 14.7 Industrials 8.5 Consumer Discretionary 6.9 Communication Services 6.0 Health Care 5.2 Materials 3.0 Consumer Staples 2.7 Energy 2.5 Utilities 1.6 Real Estate 1.2 Equities 74.4 Bonds 22.8 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Equities - 74.4 Bonds - 22.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 8.2 Fidelity Enhanced Small Cap ETF 2.9 NVIDIA Corp 2.9 Apple Inc 2.5 Fidelity Blue Chip Growth ETF 2.4 Alphabet Inc Class A 2.4 Microsoft Corp 2.3 US Treasury Bonds 2.2 Taiwan Semiconductor Manufacturing Co Ltd 1.7 Amazon.com Inc 1.5 29.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's name changed from Asset Manager Growth Portfolio to Asset Manager 70% Portfolio during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Asset Manager Growth Portfolio to Asset Manager 70% Portfolio during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Asset Manager 50% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager 50% Portfolio
Class Name	VIP Asset Manager 50% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Asset Manager 50% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, both asset class positioning and security selection contributed to the fund's performance versus the Composite index for the year.
•The portfolio's core equity allocation strategy aided relative performance, led by overweight positioning among in both international developed- and emerging-markets stocks. Conversely, an overweight stake in U.S. equities detracted, modestly diminishing the positive impact of our equity allocation approach.
•The portfolio's fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025. Investment choices in the communication services and financials sectors helped most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the fund's relative return. Here, picks in the U.K., along with adverse positioning in Canada and several continental European equity markets, were the biggest negatives. Out-of-benchmark positioning in the U.S. market also hurt. On the plus side, underweighting the lagging Australian market was beneficial.
•Emerging-markets stock picks provided a further boost. Here, positioning in India, along with investment choices in Taiwan and South Korea, added value.
•Security selection among investment-grade bonds also slightly contributed. Non-government-agency mortgage-backed securities and U.S. Treasurys led the way, followed by asset-backed securities.
•As of December 31, the fund was overweight in equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,284 $11,697 $11,041 $13,029 $14,923 $16,368 $13,888 $15,645 $16,933 $19,425 Fidelity Asset Manager 50% Composite Index℠ $10,000 $10,633 $11,976 $11,546 $13,580 $15,306 $16,700 $14,369 $16,321 $17,803 $20,433 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 14.72% 5.41% 6.87% Fidelity Asset Manager 50% Composite Index℠ 14.77% 5.95% 7.41% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 949,894,514	$ 949,894,514	$ 949,894,514	$ 949,894,514	$ 949,894,514	$ 949,894,514
Holdings Count | shares	32	32	32	32	32	32
Advisory Fees Paid, Amount	$ 4,427,638
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$949,894,514
Number of Holdings	32
Total Advisory Fee	$4,427,638
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.4 AAA 2.5 AA 0.3 A 2.9 BBB 4.9 BB 0.9 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.7 Equities 58.2 Short-Term Investments and Net Other Assets (Liabilities) 3.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.4 AAA - 2.5 AA - 0.3 A - 2.9 BBB - 4.9 BB - 0.9 B - 1.1 CCC,CC,C - 0.2 D - 0.0 Not Rated - 2.7 Equities - 58.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 13.8 Information Technology 13.4 Industrials 6.9 Communication Services 5.2 Consumer Discretionary 5.1 Health Care 4.1 Energy 2.2 Consumer Staples 2.1 Materials 1.8 Real Estate 1.5 Utilities 1.5 Equities 58.2 Bonds 37.9 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) Equities - 58.2 Bonds - 37.9 Short-Term Investments and Net Other Assets (Liabilities) - 3.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 13.7 US Treasury Bonds 3.9 Fidelity Enhanced Small Cap ETF 2.6 NVIDIA Corp 2.2 Fidelity Blue Chip Growth ETF 2.1 Apple Inc 1.9 Alphabet Inc Class A 1.8 Microsoft Corp 1.7 Fannie Mae Mortgage pass-thru certificates 1.4 Fidelity Hedged Equity ETF 1.3 32.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's name changed from Asset Manager Portfolio to Asset Manager 50% Portfolio during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Asset Manager Portfolio to Asset Manager 50% Portfolio during the reporting period.
Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Asset Manager 50% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager 50% Portfolio
Class Name	VIP Asset Manager 50% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Asset Manager 50% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, both asset class positioning and security selection contributed to the fund's performance versus the Composite index for the year.
•The portfolio's core equity allocation strategy aided relative performance, led by overweight positioning among in both international developed- and emerging-markets stocks. Conversely, an overweight stake in U.S. equities detracted, modestly diminishing the positive impact of our equity allocation approach.
•The portfolio's fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025. Investment choices in the communication services and financials sectors helped most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the fund's relative return. Here, picks in the U.K., along with adverse positioning in Canada and several continental European equity markets, were the biggest negatives. Out-of-benchmark positioning in the U.S. market also hurt. On the plus side, underweighting the lagging Australian market was beneficial.
•Emerging-markets stock picks provided a further boost. Here, positioning in India, along with investment choices in Taiwan and South Korea, added value.
•Security selection among investment-grade bonds also slightly contributed. Non-government-agency mortgage-backed securities and U.S. Treasurys led the way, followed by asset-backed securities.
•As of December 31, the fund was overweight in equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,301 $11,737 $11,099 $13,114 $15,047 $16,521 $14,038 $15,848 $17,169 $19,720 Fidelity Asset Manager 50% Composite Index℠ $10,000 $10,633 $11,976 $11,546 $13,580 $15,306 $16,700 $14,369 $16,321 $17,803 $20,433 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 14.86% 5.56% 7.03% Fidelity Asset Manager 50% Composite Index℠ 14.77% 5.95% 7.41% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 949,894,514	$ 949,894,514	$ 949,894,514	$ 949,894,514	$ 949,894,514	$ 949,894,514
Holdings Count | shares	32	32	32	32	32	32
Advisory Fees Paid, Amount	$ 4,427,638
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$949,894,514
Number of Holdings	32
Total Advisory Fee	$4,427,638
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.4 AAA 2.5 AA 0.3 A 2.9 BBB 4.9 BB 0.9 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.7 Equities 58.2 Short-Term Investments and Net Other Assets (Liabilities) 3.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.4 AAA - 2.5 AA - 0.3 A - 2.9 BBB - 4.9 BB - 0.9 B - 1.1 CCC,CC,C - 0.2 D - 0.0 Not Rated - 2.7 Equities - 58.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 13.8 Information Technology 13.4 Industrials 6.9 Communication Services 5.2 Consumer Discretionary 5.1 Health Care 4.1 Energy 2.2 Consumer Staples 2.1 Materials 1.8 Real Estate 1.5 Utilities 1.5 Equities 58.2 Bonds 37.9 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) Equities - 58.2 Bonds - 37.9 Short-Term Investments and Net Other Assets (Liabilities) - 3.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 13.7 US Treasury Bonds 3.9 Fidelity Enhanced Small Cap ETF 2.6 NVIDIA Corp 2.2 Fidelity Blue Chip Growth ETF 2.1 Apple Inc 1.9 Alphabet Inc Class A 1.8 Microsoft Corp 1.7 Fannie Mae Mortgage pass-thru certificates 1.4 Fidelity Hedged Equity ETF 1.3 32.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's name changed from Asset Manager Portfolio to Asset Manager 50% Portfolio during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Asset Manager Portfolio to Asset Manager 50% Portfolio during the reporting period.
Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Asset Manager 50% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager 50% Portfolio
Class Name	VIP Asset Manager 50% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Asset Manager 50% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, both asset class positioning and security selection contributed to the fund's performance versus the Composite index for the year.
•The portfolio's core equity allocation strategy aided relative performance, led by overweight positioning among in both international developed- and emerging-markets stocks. Conversely, an overweight stake in U.S. equities detracted, modestly diminishing the positive impact of our equity allocation approach.
•The portfolio's fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025. Investment choices in the communication services and financials sectors helped most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the fund's relative return. Here, picks in the U.K., along with adverse positioning in Canada and several continental European equity markets, were the biggest negatives. Out-of-benchmark positioning in the U.S. market also hurt. On the plus side, underweighting the lagging Australian market was beneficial.
•Emerging-markets stock picks provided a further boost. Here, positioning in India, along with investment choices in Taiwan and South Korea, added value.
•Security selection among investment-grade bonds also slightly contributed. Non-government-agency mortgage-backed securities and U.S. Treasurys led the way, followed by asset-backed securities.
•As of December 31, the fund was overweight in equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $10,301 $11,739 $11,105 $13,119 $15,057 $16,540 $14,058 $15,872 $17,198 $19,762 Fidelity Asset Manager 50% Composite Index℠ $10,000 $10,633 $11,976 $11,546 $13,580 $15,306 $16,700 $14,369 $16,321 $17,803 $20,433 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 14.90% 5.59% 7.05% Fidelity Asset Manager 50% Composite Index℠ 14.77% 5.95% 7.41% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 949,894,514	$ 949,894,514	$ 949,894,514	$ 949,894,514	$ 949,894,514	$ 949,894,514
Holdings Count | shares	32	32	32	32	32	32
Advisory Fees Paid, Amount	$ 4,427,638
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$949,894,514
Number of Holdings	32
Total Advisory Fee	$4,427,638
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.4 AAA 2.5 AA 0.3 A 2.9 BBB 4.9 BB 0.9 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.7 Equities 58.2 Short-Term Investments and Net Other Assets (Liabilities) 3.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.4 AAA - 2.5 AA - 0.3 A - 2.9 BBB - 4.9 BB - 0.9 B - 1.1 CCC,CC,C - 0.2 D - 0.0 Not Rated - 2.7 Equities - 58.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 13.8 Information Technology 13.4 Industrials 6.9 Communication Services 5.2 Consumer Discretionary 5.1 Health Care 4.1 Energy 2.2 Consumer Staples 2.1 Materials 1.8 Real Estate 1.5 Utilities 1.5 Equities 58.2 Bonds 37.9 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) Equities - 58.2 Bonds - 37.9 Short-Term Investments and Net Other Assets (Liabilities) - 3.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 13.7 US Treasury Bonds 3.9 Fidelity Enhanced Small Cap ETF 2.6 NVIDIA Corp 2.2 Fidelity Blue Chip Growth ETF 2.1 Apple Inc 1.9 Alphabet Inc Class A 1.8 Microsoft Corp 1.7 Fannie Mae Mortgage pass-thru certificates 1.4 Fidelity Hedged Equity ETF 1.3 32.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's name changed from Asset Manager Portfolio to Asset Manager 50% Portfolio during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Asset Manager Portfolio to Asset Manager 50% Portfolio during the reporting period.
Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Asset Manager 50% Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager 50% Portfolio
Class Name	VIP Asset Manager 50% Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Asset Manager 50% Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 51	0.47%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, both asset class positioning and security selection contributed to the fund's performance versus the Composite index for the year.
•The portfolio's core equity allocation strategy aided relative performance, led by overweight positioning among in both international developed- and emerging-markets stocks. Conversely, an overweight stake in U.S. equities detracted, modestly diminishing the positive impact of our equity allocation approach.
•The portfolio's fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025. Investment choices in the communication services and financials sectors helped most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the fund's relative return. Here, picks in the U.K., along with adverse positioning in Canada and several continental European equity markets, were the biggest negatives. Out-of-benchmark positioning in the U.S. market also hurt. On the plus side, underweighting the lagging Australian market was beneficial.
•Emerging-markets stock picks provided a further boost. Here, positioning in India, along with investment choices in Taiwan and South Korea, added value.
•Security selection among investment-grade bonds also slightly contributed. Non-government-agency mortgage-backed securities and U.S. Treasurys led the way, followed by asset-backed securities.
•As of December 31, the fund was overweight in equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,314 $11,761 $11,132 $13,163 $15,120 $16,620 $14,138 $15,968 $17,325 $19,920 Fidelity Asset Manager 50% Composite Index℠ $10,000 $10,633 $11,976 $11,546 $13,580 $15,306 $16,700 $14,369 $16,321 $17,803 $20,433 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 14.98% 5.67% 7.13% Fidelity Asset Manager 50% Composite Index℠ 14.77% 5.95% 7.41% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 949,894,514	$ 949,894,514	$ 949,894,514	$ 949,894,514	$ 949,894,514	$ 949,894,514
Holdings Count | shares	32	32	32	32	32	32
Advisory Fees Paid, Amount	$ 4,427,638
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$949,894,514
Number of Holdings	32
Total Advisory Fee	$4,427,638
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.4 AAA 2.5 AA 0.3 A 2.9 BBB 4.9 BB 0.9 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.7 Equities 58.2 Short-Term Investments and Net Other Assets (Liabilities) 3.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.4 AAA - 2.5 AA - 0.3 A - 2.9 BBB - 4.9 BB - 0.9 B - 1.1 CCC,CC,C - 0.2 D - 0.0 Not Rated - 2.7 Equities - 58.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 13.8 Information Technology 13.4 Industrials 6.9 Communication Services 5.2 Consumer Discretionary 5.1 Health Care 4.1 Energy 2.2 Consumer Staples 2.1 Materials 1.8 Real Estate 1.5 Utilities 1.5 Equities 58.2 Bonds 37.9 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) Equities - 58.2 Bonds - 37.9 Short-Term Investments and Net Other Assets (Liabilities) - 3.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 13.7 US Treasury Bonds 3.9 Fidelity Enhanced Small Cap ETF 2.6 NVIDIA Corp 2.2 Fidelity Blue Chip Growth ETF 2.1 Apple Inc 1.9 Alphabet Inc Class A 1.8 Microsoft Corp 1.7 Fannie Mae Mortgage pass-thru certificates 1.4 Fidelity Hedged Equity ETF 1.3 32.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's name changed from Asset Manager Portfolio to Asset Manager 50% Portfolio during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Asset Manager Portfolio to Asset Manager 50% Portfolio during the reporting period.
Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Investment Grade Bond II Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond II Portfolio
Class Name	VIP Investment Grade Bond II Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investment Grade Bond II Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, the fund's modestly longer duration (i.e., slightly more interest-rate sensitivity) contributed to performance versus the Bloomberg U.S. Aggregate Index for the year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a modest contribution to relative performance, led by picks among financials, particularly banks and REITs.
•In the government-related sector, non-index exposure to bonds issued by Mexico's state-owned oil and gas company Pemex (Petroleos Mexicanos) buoyed relative performance as well.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities, helped.
•In contrast, the fund's underweight in mortgage-backed securities detracted versus the benchmark.
•An underweight in the bonds of industrial firms within the corporate sector also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 27, 2022 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $9,467 $10,024 $10,176 Bloomberg U.S. Aggregate Bond Index $10,000 $9,504 $10,029 $10,155 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Investor Class 7.12% 2.42% Bloomberg U.S. Aggregate Bond Index 7.30% 2.41% A From May 27, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				May 27, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,574,011,699	$ 3,574,011,699	$ 3,574,011,699	$ 3,574,011,699	$ 3,574,011,699	$ 3,574,011,699
Holdings Count | shares	4,751	4,751	4,751	4,751	4,751	4,751
Advisory Fees Paid, Amount	$ 13,194,261
Investment Company Portfolio Turnover	182.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$3,574,011,699
Number of Holdings	4,751
Total Advisory Fee	$13,194,261
Portfolio Turnover	182%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 63.1 AAA 7.3 AA 0.9 A 8.3 BBB 13.0 BB 1.7 B 0.8 CCC,CC,C 0.0 Not Rated 6.4 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 63.1 AAA - 7.3 AA - 0.9 A - 8.3 BBB - 13.0 BB - 1.7 B - 0.8 CCC,CC,C - 0.0 Not Rated - 6.4 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 48.1 Corporate Bonds 22.6 U.S. Government Agency - Mortgage Securities 15.0 Asset-Backed Securities 9.2 CMOs and Other Mortgage Related Securities 6.3 Foreign Government and Government Agency Obligations 0.2 Options 0.1 Other Investments 0.0 Bank Loan Obligations 0.0 Preferred Securities 0.0 Municipal Securities 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 48.1 Corporate Bonds - 22.6 U.S. Government Agency - Mortgage Securities - 15.0 Asset-Backed Securities - 9.2 CMOs and Other Mortgage Related Securities - 6.3 Foreign Government and Government Agency Obligations - 0.2 Options - 0.1 Other Investments - 0.0 Bank Loan Obligations - 0.0 Preferred Securities - 0.0 Municipal Securities - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.5)% United States 90.6 Grand Cayman (UK Overseas Ter) 4.7 Mexico 0.9 Bailiwick Of Jersey 0.7 Ireland 0.6 United Kingdom 0.5 Multi-national 0.5 Netherlands 0.4 Germany 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.6 Grand Cayman (UK Overseas Ter) - 4.7 Mexico - 0.9 Bailiwick Of Jersey - 0.7 Ireland - 0.6 United Kingdom - 0.5 Multi-national - 0.5 Netherlands - 0.4 Germany - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 35.9 US Treasury Bonds 12.2 Fannie Mae Mortgage pass-thru certificates 5.1 Ginnie Mae II Pool 3.9 Freddie Mac Gold Pool 3.2 Uniform Mortgage Backed Securities 2.5 Freddie Mac Multifamily Structured pass-thru certificates 1.9 Bank of America Corp 1.4 JPMorgan Chase & Co 1.2 Morgan Stanley 1.2 68.5
VIP Investment Grade Bond II Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond II Portfolio
Class Name	VIP Investment Grade Bond II Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investment Grade Bond II Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, the fund's modestly longer duration (i.e., slightly more interest-rate sensitivity) contributed to performance versus the Bloomberg U.S. Aggregate Index for the year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a modest contribution to relative performance, led by picks among financials, particularly banks and REITs.
•In the government-related sector, non-index exposure to bonds issued by Mexico's state-owned oil and gas company Pemex (Petroleos Mexicanos) buoyed relative performance as well.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities, helped.
•In contrast, the fund's underweight in mortgage-backed securities detracted versus the benchmark.
•An underweight in the bonds of industrial firms within the corporate sector also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 27, 2022 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $9,469 $10,029 $10,189 Bloomberg U.S. Aggregate Bond Index $10,000 $9,504 $10,029 $10,155 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Initial Class 7.15% 2.47% Bloomberg U.S. Aggregate Bond Index 7.30% 2.41% A From May 27, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				May 27, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,574,011,699	$ 3,574,011,699	$ 3,574,011,699	$ 3,574,011,699	$ 3,574,011,699	$ 3,574,011,699
Holdings Count | shares	4,751	4,751	4,751	4,751	4,751	4,751
Advisory Fees Paid, Amount	$ 13,194,261
Investment Company Portfolio Turnover	182.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$3,574,011,699
Number of Holdings	4,751
Total Advisory Fee	$13,194,261
Portfolio Turnover	182%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 63.1 AAA 7.3 AA 0.9 A 8.3 BBB 13.0 BB 1.7 B 0.8 CCC,CC,C 0.0 Not Rated 6.4 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 63.1 AAA - 7.3 AA - 0.9 A - 8.3 BBB - 13.0 BB - 1.7 B - 0.8 CCC,CC,C - 0.0 Not Rated - 6.4 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 48.1 Corporate Bonds 22.6 U.S. Government Agency - Mortgage Securities 15.0 Asset-Backed Securities 9.2 CMOs and Other Mortgage Related Securities 6.3 Foreign Government and Government Agency Obligations 0.2 Options 0.1 Other Investments 0.0 Bank Loan Obligations 0.0 Preferred Securities 0.0 Municipal Securities 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 48.1 Corporate Bonds - 22.6 U.S. Government Agency - Mortgage Securities - 15.0 Asset-Backed Securities - 9.2 CMOs and Other Mortgage Related Securities - 6.3 Foreign Government and Government Agency Obligations - 0.2 Options - 0.1 Other Investments - 0.0 Bank Loan Obligations - 0.0 Preferred Securities - 0.0 Municipal Securities - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.5)% United States 90.6 Grand Cayman (UK Overseas Ter) 4.7 Mexico 0.9 Bailiwick Of Jersey 0.7 Ireland 0.6 United Kingdom 0.5 Multi-national 0.5 Netherlands 0.4 Germany 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.6 Grand Cayman (UK Overseas Ter) - 4.7 Mexico - 0.9 Bailiwick Of Jersey - 0.7 Ireland - 0.6 United Kingdom - 0.5 Multi-national - 0.5 Netherlands - 0.4 Germany - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 35.9 US Treasury Bonds 12.2 Fannie Mae Mortgage pass-thru certificates 5.1 Ginnie Mae II Pool 3.9 Freddie Mac Gold Pool 3.2 Uniform Mortgage Backed Securities 2.5 Freddie Mac Multifamily Structured pass-thru certificates 1.9 Bank of America Corp 1.4 JPMorgan Chase & Co 1.2 Morgan Stanley 1.2 68.5
VIP Freedom 2070 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2070 Portfolio℠
Class Name	VIP Freedom 2070 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2070 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 1, 2024 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,247 Fidelity VIP Freedom 2070 Composite Index $10,000 $10,485 S&P 500® Index $10,000 $10,814 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Initial Class 19.93% 14.71% Fidelity VIP Freedom 2070 Composite Index 21.44% 17.46% S&P 500® Index 17.88% 17.55% A From July 1, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jul. 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,449,713	$ 3,449,713	$ 3,449,713	$ 3,449,713	$ 3,449,713	$ 3,449,713
Holdings Count | shares	12	12	12	12	12	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	344.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$3,449,713
Number of Holdings	12
Total Advisory Fee	$0
Portfolio Turnover	344%

Holdings [Text Block]	Domestic Equity Funds 52.7 International Equity Funds 40.4 Bond Funds 6.6 Short-Term Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.7 International Equity Funds - 40.4 Bond Funds - 6.6 Short-Term Funds - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.7 VIP Growth Portfolio - Initial Class 15.4 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 10.3 VIP Contrafund Portfolio - Initial Class 9.3 VIP Equity-Income Portfolio - Initial Class 7.5 Fidelity Long-Term Treasury Bond Index Fund 6.5 VIP Value Portfolio - Initial Class 5.3 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2070 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2070 Portfolio℠
Class Name	VIP Freedom 2070 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2070 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 1, 2024 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,242 Fidelity VIP Freedom 2070 Composite Index $10,000 $10,485 S&P 500® Index $10,000 $10,814 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Service Class 19.82% 14.61% Fidelity VIP Freedom 2070 Composite Index 21.44% 17.46% S&P 500® Index 17.88% 17.55% A From July 1, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jul. 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,449,713	$ 3,449,713	$ 3,449,713	$ 3,449,713	$ 3,449,713	$ 3,449,713
Holdings Count | shares	12	12	12	12	12	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	344.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$3,449,713
Number of Holdings	12
Total Advisory Fee	$0
Portfolio Turnover	344%

Holdings [Text Block]	Domestic Equity Funds 52.7 International Equity Funds 40.4 Bond Funds 6.6 Short-Term Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.7 International Equity Funds - 40.4 Bond Funds - 6.6 Short-Term Funds - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.7 VIP Growth Portfolio - Initial Class 15.4 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 10.3 VIP Contrafund Portfolio - Initial Class 9.3 VIP Equity-Income Portfolio - Initial Class 7.5 Fidelity Long-Term Treasury Bond Index Fund 6.5 VIP Value Portfolio - Initial Class 5.3 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2070 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2070 Portfolio℠
Class Name	VIP Freedom 2070 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2070 Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 1, 2024 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,234 Fidelity VIP Freedom 2070 Composite Index $10,000 $10,485 S&P 500® Index $10,000 $10,814 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Service Class 2 19.59% 14.40% Fidelity VIP Freedom 2070 Composite Index 21.44% 17.46% S&P 500® Index 17.88% 17.55% A From July 1, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jul. 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,449,713	$ 3,449,713	$ 3,449,713	$ 3,449,713	$ 3,449,713	$ 3,449,713
Holdings Count | shares	12	12	12	12	12	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	344.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$3,449,713
Number of Holdings	12
Total Advisory Fee	$0
Portfolio Turnover	344%

Holdings [Text Block]	Domestic Equity Funds 52.7 International Equity Funds 40.4 Bond Funds 6.6 Short-Term Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.7 International Equity Funds - 40.4 Bond Funds - 6.6 Short-Term Funds - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.7 VIP Growth Portfolio - Initial Class 15.4 VIP Emerging Markets Portfolio - Initial Class 12.7 VIP Growth & Income Portfolio - Initial Class 10.3 VIP Contrafund Portfolio - Initial Class 9.3 VIP Equity-Income Portfolio - Initial Class 7.5 Fidelity Long-Term Treasury Bond Index Fund 6.5 VIP Value Portfolio - Initial Class 5.3 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec